UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2025

Date of reporting period:	October 1, 2024 – March 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Dynamic Asset Allocation Growth Fund
Class A [PAEAX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$49	0.99%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,585,481,375
Total Number of Portfolio Holdings*	2,298
Portfolio Turnover Rate	60%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSA-0525

Putnam Dynamic Asset Allocation Growth Fund
Class C [PAECX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$86	1.74%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,585,481,375
Total Number of Portfolio Holdings*	2,298
Portfolio Turnover Rate	60%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSC-0525

Putnam Dynamic Asset Allocation Growth Fund
Class P
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class P	$31	0.63%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,585,481,375
Total Number of Portfolio Holdings*	2,298
Portfolio Turnover Rate	60%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSP-0525

Putnam Dynamic Asset Allocation Growth Fund
Class R [PASRX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$61	1.24%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,585,481,375
Total Number of Portfolio Holdings*	2,298
Portfolio Turnover Rate	60%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSR-0525

Putnam Dynamic Asset Allocation Growth Fund
Class R5 [PADEX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$38	0.77%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,585,481,375
Total Number of Portfolio Holdings*	2,298
Portfolio Turnover Rate	60%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSR5-0525

Putnam Dynamic Asset Allocation Growth Fund
Class R6 [PAEEX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$33	0.67%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,585,481,375
Total Number of Portfolio Holdings*	2,298
Portfolio Turnover Rate	60%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSR6-0525

Putnam Dynamic Asset Allocation Growth Fund
Class Y [PAGYX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Growth Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$37	0.74%
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,585,481,375
Total Number of Portfolio Holdings*	2,298
Portfolio Turnover Rate	60%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Market Securities, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Growth Fund	PAGE 1	38952-STSY-0525

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Dynamic Asset Allocation Growth
Fund

Financial Statements and Other Important Information

Semi-Annual | March 31, 2025

Financial Statements and Other Important Information—Semi-Annual	franklintempleton.com

The fund’s portfolio 3/31/25 (Unaudited)
COMMON STOCKS (80.2%)*	Shares	Value
Advertising and marketing services (0.1%)
Magnite, Inc. †	17,621	$201,056
Publicis Groupe SA (France)	18,648	1,759,412
Trade Desk, Inc. (The) Class A †	14,487	792,729
		2,753,197
Automotive (1.6%)
Blue Bird Corp. †	9,545	308,972
BYD Co., Ltd. Class H (China)	57,500	2,911,600
Carvana Co. †	4,272	893,190
Dana, Inc.	37,832	504,301
General Motors Co.	131,776	6,197,425
Kia Corp. (South Korea)	21,819	1,380,023
Mahindra & Mahindra, Ltd. (India)	60,370	1,873,837
PROG Holdings, Inc.	12,265	326,249
REV Group, Inc.	17,061	539,128
Subaru Corp. (Japan)	100,400	1,798,079
Tesla, Inc. †	75,123	19,468,877
Toyota Motor Corp. (Japan)	15,800	279,301
United Rentals, Inc.	5,152	3,228,758
Visteon Corp. †	6,869	533,172
Volvo AB Class B (Sweden)	38,730	1,136,274
		41,379,186
Banking (5.9%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	641,680	2,802,218
AIB Group PLC (Ireland)	145,824	941,908
Al Rajhi Bank (Saudi Arabia)	120,458	3,269,866
Amalgamated Financial Corp.	8,082	232,358
Ameris Bancorp	1,649	94,933
Associated Banc-Corp.	4,751	107,040
Axos Financial, Inc. †	9,415	607,456
Banco de Sabadell SA (Spain)	168,246	472,377
Banco do Brasil SA (Brazil)	391,800	1,935,501
Banco Latinoamericano de Comercio Exterior SA (Panama)	4,357	159,466
Banco Santander SA (Spain)	565,428	3,809,237
Bank Central Asia Tbk PT (Indonesia)	3,204,300	1,644,719
Bank Hapoalim BM (Israel)	109,273	1,481,853
Bank Leumi Le-Israel BM (Israel)	101,597	1,368,164
Bank of America Corp.	271,549	11,331,740
Bank of China, Ltd. Class H (China)	7,116,000	4,297,728
Bank of Ireland Group PLC (Ireland)	144,024	1,701,689
Bank of New York Mellon Corp. (The)	86,967	7,293,922
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	6,069	236,205
Banner Corp.	1,456	92,849
Barclays PLC (United Kingdom)	847,144	3,185,288
Berkshire Hills Bancorp, Inc.	5,743	149,835
BNP Paribas SA (France)	49,607	4,146,119
Cathay General Bancorp	13,482	580,130
Central Pacific Financial Corp.	7,240	195,770
Citigroup, Inc.	311,123	22,086,622
Citizens Financial Group, Inc.	19,806	811,452
Commonwealth Bank of Australia (Australia)	2,363	224,707
Credit Agricole SA (France)	35,713	650,228
Customers Bancorp, Inc. †	9,509	477,352
DBS Group Holdings, Ltd. (Singapore)	63,910	2,194,753
Enterprise Financial Services Corp.	6,316	339,422
Erste Group Bank AG (Czech Republic)	29,185	2,018,757
FB Financial Corp.	2,107	97,681
Financial Institutions, Inc.	3,992	99,640
First BanCorp/Puerto Rico (Puerto Rico)	30,238	579,662
First Busey Corp.	4,651	100,462

Dynamic Asset Allocation Growth Fund
1

COMMON STOCKS (80.2%)* cont.	Shares	Value
Banking cont.
First Financial Corp.	2,214	$108,442
First Horizon Corp.	42,292	821,311
First Merchants Corp.	1,183	47,841
Grupo Financiero Banorte SAB de CV Class O (Mexico)	204,288	1,416,824
Grupo Financiero Galicia SA ADR (Argentina) †	8,440	459,727
Hancock Whitney Corp.	12,268	643,457
Hanmi Financial Corp.	7,732	175,207
Heritage Commerce Corp.	11,316	107,728
Hilltop Holdings, Inc.	13,848	421,672
Hope Bancorp, Inc.	21,429	224,362
HSBC Holdings PLC (United Kingdom)	325,833	3,693,797
ICICI Bank, Ltd. (India)	300,732	4,726,911
Independent Bank Corp./MI	3,626	111,645
Intesa Sanpaolo SpA (Italy)	476,915	2,457,860
JPMorgan Chase & Co.	20,594	5,051,708
Lloyds Banking Group PLC (United Kingdom)	3,421,332	3,208,922
Mercantile Bank Corp.	2,131	92,571
Merchants Bancorp/IN	5,700	210,900
Metropolitan Bank Holding Corp. †	1,712	95,855
Mitsubishi UFJ Financial Group, Inc. (Japan)	444,200	6,056,140
Mizrahi Tefahot Bank, Ltd. (Israel)	13,068	587,712
National Bank Holdings Corp. Class A	2,844	108,840
National Bank of Greece SA (Greece)	351,921	3,617,032
NatWest Group PLC (United Kingdom)	863,938	5,101,020
Northern Trust Corp.	7,858	775,192
Northrim BanCorp, Inc.	1,405	102,874
OceanFirst Financial Corp.	11,276	191,805
OFG Bancorp (Puerto Rico)	8,661	346,613
Pacific Premier Bancorp, Inc.	7,836	167,064
Pathward Financial, Inc.	7,197	525,021
PNC Financial Services Group, Inc. (The)	33,395	5,869,839
Popular, Inc. (Puerto Rico)	8,928	824,679
Preferred Bank/Los Angeles CA	3,412	285,448
Simmons First National Corp. Class A	14,999	307,929
Standard Chartered PLC (United Kingdom)	91,304	1,354,893
State Street Corp.	104,253	9,333,771
Sumitomo Mitsui Financial Group, Inc. (Japan)	107,900	2,774,606
Third Coast Bancshares, Inc. †	3,199	106,751
Towne Bank/Portsmouth VA	3,075	105,134
Truist Financial Corp.	19,696	810,490
Trustmark Corp.	11,494	396,428
UBS Group AG (Switzerland)	24,670	757,729
UniCredit SpA (Italy)	64,443	3,617,320
Univest Financial Corp.	4,688	132,952
Veritex Holdings, Inc.	16,363	408,584
Webster Financial Corp.	15,804	814,696
Wells Fargo & Co.	14,261	1,023,797
Westamerica Bancorp	2,011	101,817
WSFS Financial Corp.	1,913	99,227
Zions Bancorp NA	16,477	821,543
		153,422,795
Basic materials (3.5%)
Air Liquide SA (France)	6,046	1,148,408
Akzo Nobel NV (Netherlands)	26,968	1,660,843
Andersons, Inc. (The)	2,562	109,987
Archer-Daniels-Midland Co.	17,697	849,633
Avient Corp.	5,014	186,320
Axalta Coating Systems, Ltd. †	24,129	800,359
Balchem Corp.	659	109,394
Beacon Roofing Supply, Inc. †	1,191	147,327
BHP Group, Ltd. (ASE Exchange) (Australia)	113,051	2,742,972

2
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (80.2%)* cont.	Shares	Value
Basic materials cont.
BHP Group, Ltd. (London Exchange) (Australia)	8,840	$212,530
Boise Cascade Co.	4,689	459,944
Boliden AB (Sweden)	7,449	244,421
Buzzi SpA (Italy)	30,811	1,482,606
Cabot Corp.	1,275	106,004
Carpenter Technology Corp.	1,187	215,061
CF Industries Holdings, Inc.	10,626	830,422
Cie de Saint-Gobain SA (France)	57,965	5,774,285
Commercial Metals Co.	2,190	100,762
Constellium SE (France) †	41,334	417,060
Corteva, Inc.	87,366	5,497,942
CRH PLC	52,422	4,611,563
CRH PLC (London Exchange)	29,293	2,567,314
Dole PLC (Ireland)	31,444	454,366
DuPont de Nemours, Inc.	50,165	3,746,322
Eastman Chemical Co.	24,691	2,175,524
Fortescue, Ltd. (Australia)	172,724	1,671,800
Freeport-McMoRan, Inc.	137,166	5,193,105
Fresh Del Monte Produce, Inc.	9,519	293,471
Frontdoor, Inc. †	12,055	463,153
Gamuda Bhd (Malaysia)	1,074,577	1,023,024
Gibraltar Industries, Inc. †	1,849	108,462
Glencore PLC (United Kingdom)	247,799	906,976
Hecla Mining Co.	20,476	113,847
HeidelbergCement AG (Germany)	11,775	2,029,745
Holcim AG (Switzerland)	27,365	2,944,834
Huntsman Corp.	50,023	789,863
Ingevity Corp. †	2,175	86,108
Innospec, Inc.	3,402	322,340
Latham Group, Inc. †	15,976	102,726
Limbach Holdings, Inc. †	2,278	169,643
Linde PLC	9,546	4,444,999
Louisiana-Pacific Corp.	18,478	1,699,606
LyondellBasell Industries NV Class A	11,403	802,771
Mativ Holdings, Inc.	14,692	91,531
Minerals Technologies, Inc.	7,808	496,355
Mosaic Co. (The)	29,315	791,798
Mueller Industries, Inc.	10,303	784,470
NewMarket Corp.	1,535	869,501
Nippon Sanso Holdings Corp. (Japan)	57,200	1,735,137
NOF Corp. (Japan)	51,500	699,897
Northern Star Resources, Inc. (Australia)	28,735	331,751
Nucor Corp.	6,519	784,496
Olin Corp.	31,219	756,749
Packaging Corp. of America	4,514	893,862
Perimeter Solutions, Inc. †	25,052	252,274
PotlatchDeltic Corp. R	2,580	116,410
PPG Industries, Inc.	20,423	2,233,255
Primoris Services Corp.	9,379	538,448
Proto Labs, Inc. †	3,822	133,923
Prysmian SpA (Italy)	32,838	1,807,633
Rayonier Advanced Materials, Inc. †	18,117	104,173
Rio Tinto PLC (United Kingdom)	30,359	1,821,849
ROCKWOOL International A/S Class B (Denmark)	1,385	574,093
Sealed Air Corp.	26,768	773,595
Sherwin-Williams Co. (The)	12,234	4,271,990
Shin-Etsu Chemical Co., Ltd. (Japan)	87,200	2,488,265
Southern Copper Corp. (Peru)	8,124	759,269
Sterling Construction Co., Inc. †	4,316	488,614
Sylvamo Corp.	7,361	493,702
Tutor Perini Corp. †	12,652	293,273

Dynamic Asset Allocation Growth Fund
3

COMMON STOCKS (80.2%)* cont.	Shares	Value
Basic materials cont.
UFP Industries, Inc.	6,225	$666,324
UltraTech Cement, Ltd. (India)	9,322	1,250,371
United States Lime & Minerals, Inc.	3,682	325,415
Weyerhaeuser Co. R	28,558	836,178
Worthington Enterprises, Inc.	2,526	126,527
Worthington Steel, Inc.	3,574	90,529
Zijin Mining Group Co., Ltd. Class H (China)	1,030,000	2,350,351
		90,849,850
Building materials (0.3%)
Amber Enterprises India, Ltd. (India) †	10,367	868,670
Apogee Enterprises, Inc.	6,316	292,620
Owens Corning	5,648	806,647
Trane Technologies PLC	15,086	5,082,775
Vulcan Materials Co.	3,485	813,051
		7,863,763
Capital goods (3.9%)
ABB, Ltd. (Switzerland)	56,701	2,925,654
Adient PLC †	12,023	154,616
AeroVironment, Inc. †	775	92,372
Airbus SE (France)	22,518	3,965,096
AISIN Corp. (Japan)	116,900	1,276,886
Alamo Group, Inc.	615	109,599
Albany International Corp. Class A	1,503	103,767
Allison Transmission Holdings, Inc.	9,207	880,834
American Axle & Manufacturing Holdings, Inc. †	65,145	265,140
Applied Industrial Technologies, Inc.	1,792	403,809
Argan, Inc.	3,713	487,034
Astronics Corp. †	3,937	95,157
Aurora Innovation, Inc. †	6,797	45,710
Ball Corp.	35,711	1,859,472
Belden, Inc.	1,347	135,037
Caterpillar, Inc.	2,699	890,130
Crown Holdings, Inc.	9,567	853,950
Cummins, Inc.	2,532	793,630
Curtiss-Wright Corp.	2,477	785,878
Dassault Aviation SA (France)	2,858	942,356
Donaldson Co., Inc.	12,139	814,041
Dorman Products, Inc. †	836	100,771
Eaton Corp. PLC	2,551	693,438
Elite Material Co., Ltd. (Taiwan)	26,000	435,481
Federal Signal Corp.	1,275	93,776
Flowserve Corp.	16,132	787,887
Franklin Electric Co., Inc.	1,012	95,007
GE Vernova, Inc.	2,656	810,824
GEA Group AG (Germany)	18,835	1,144,959
General Dynamics Corp.	3,097	844,180
Gentherm, Inc. †	3,150	84,231
Graco, Inc.	10,223	853,723
Honeywell International, Inc.	22,464	4,756,752
Hyster-Yale, Inc.	3,218	133,676
Hyundai Rotem Co., Ltd. (South Korea)	4,072	292,856
Ingersoll Rand, Inc.	49,803	3,985,734
Interface, Inc.	21,140	419,418
Johnson Controls International PLC	66,456	5,323,790
Komatsu, Ltd. (Japan)	10,200	298,688
Lincoln Electric Holdings, Inc.	4,248	803,552
Lockheed Martin Corp.	26,533	11,852,556
Mitsubishi Electric Corp. (Japan)	168,200	3,101,989
Moog, Inc. Class A	560	97,076
Mueller Water Products, Inc. Class A	5,383	136,836
NANO Nuclear Energy, Inc. †	10,778	285,186

4
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (80.2%)* cont.	Shares	Value
Capital goods cont.
nLight, Inc. †	10,336	$80,311
Northrop Grumman Corp.	11,653	5,966,453
NuScale Power Corp. †	5,118	72,471
O-I Glass, Inc. †	9,041	103,700
Otis Worldwide Corp.	33,157	3,421,802
Parker Hannifin Corp.	990	601,772
Pentair PLC	9,389	821,350
Powell Industries, Inc.	1,300	221,429
Republic Services, Inc.	3,497	846,834
Rocket Lab USA, Inc. †	5,328	95,265
RTX Corp.	91,176	12,077,173
Schindler Holding AG (Switzerland)	2,302	721,474
Schneider Electric SE (France)	7,922	1,828,756
Smiths Group PLC (United Kingdom)	26,916	675,402
Steelcase, Inc. Class A	8,957	98,169
Tennant Co.	1,323	105,509
Textron, Inc.	12,050	870,613
TransDigm Group, Inc.	2,891	3,999,091
Veralto Corp.	8,344	813,123
Vertiv Holdings Co. Class A	48,786	3,522,349
Vinci SA (France)	42,567	5,366,001
Waste Connections, Inc.	16,019	3,126,749
Waste Management, Inc.	3,704	857,513
Watts Water Technologies, Inc. Class A	3,152	642,756
		102,248,619
Commercial and consumer services (2.3%)
Alarm.com Holdings, Inc. †	2,017	112,246
Automatic Data Processing, Inc.	40,844	12,479,067
Booking Holdings, Inc.	181	833,851
BrightView Holdings, Inc. †	10,797	138,633
Cimpress PLC (Ireland) †	4,234	191,504
Compass Group PLC (United Kingdom)	81,145	2,683,974
Ecolab, Inc.	3,266	827,996
Global Payments, Inc.	8,097	792,858
Jardine Matheson Holdings, Ltd. (Hong Kong)	26,300	1,110,721
Laureate Education, Inc. †	26,573	543,418
LegalZoom.com, Inc. †	55,570	478,458
LiveRamp Holdings, Inc. †	17,917	468,350
Mastercard, Inc. Class A	54,658	29,959,143
Payoneer Global, Inc. †	12,252	89,562
PayPal Holdings, Inc. †	98,631	6,435,673
Paysafe, Ltd. (United Kingdom) †	5,777	90,641
Wolters Kluwer NV (Netherlands)	11,130	1,732,898
		58,968,993
Communication services (1.8%)
American Tower Corp. R	31,505	6,855,488
AT&T, Inc.	40,797	1,153,739
Bharti Airtel, Ltd. (India) †	122,431	2,475,100
Charter Communications, Inc. Class A †	9,334	3,439,859
Comcast Corp. Class A	118,665	4,378,739
Credo Technology Group Holding, Ltd. †	15,570	625,291
Deutsche Telekom AG (Germany)	67,049	2,475,447
Etihad Etisalat Co. (Saudi Arabia)	98,696	1,604,984
Far EasTone Telecommunications Co., Ltd. (Taiwan)	353,000	983,396
IDT Corp. Class B	2,237	114,780
InterDigital, Inc.	3,182	657,879
Juniper Networks, Inc.	22,631	819,016
KDDI Corp. (Japan)	155,200	2,451,486
Koninklijke KPN NV (Netherlands)	323,944	1,372,115
Lumen Technologies, Inc. †	136,608	535,503
T-Mobile US, Inc.	25,964	6,924,858

Dynamic Asset Allocation Growth Fund
5

COMMON STOCKS (80.2%)* cont.	Shares	Value
Communication services cont.
Telstra Group, Ltd. (Australia)	504,563	$1,332,947
TIM SA/Brazil (Brazil)	698,000	2,201,719
Ubiquiti, Inc.	3,349	1,038,659
Verizon Communications, Inc.	68,619	3,112,558
Xiaomi Corp. Class B (China) †	509,600	3,224,611
		47,778,174
Communications equipment (0.3%)
Arista Networks, Inc. †	10,405	806,179
CommScope Holding Co., Inc. †	43,452	230,730
Motorola Solutions, Inc.	12,811	5,608,784
NETGEAR, Inc. †	14,304	349,876
Viavi Solutions, Inc. †	11,389	127,443
		7,123,012
Computers (5.0%)
8x8, Inc. †	43,209	86,418
A10 Networks, Inc.	7,997	130,671
Adeia, Inc.	8,537	112,859
Agilysys, Inc. †	2,867	207,972
Alkami Technology, Inc. †	17,686	464,258
AppFolio, Inc. Class A †	1,894	416,491
Apple, Inc.	449,034	99,743,922
Bandwidth, Inc. Class A †	12,305	161,196
Blend Labs, Inc. Class A †	136,910	458,649
Calix, Inc. †	3,397	120,390
Check Point Software Technologies, Ltd. (Israel) †	3,000	683,760
Cisco Systems, Inc.	69,961	4,317,293
CommVault Systems, Inc. †	4,693	740,368
Dropbox, Inc. Class A †	30,785	822,267
Extreme Networks, Inc. †	35,956	475,698
Fortinet, Inc. †	8,270	796,070
IBEX, Ltd. †	3,762	91,605
Ibotta, Inc. Class A †	2,490	105,078
IonQ, Inc. †	16,578	365,876
Life360, Inc. †	8,201	314,836
NetApp, Inc.	8,843	776,769
NetScout Systems, Inc. †	5,092	106,983
NICE, Ltd. (Israel) †	1,886	291,123
OneSpan, Inc.	6,428	98,027
Outbrain, Inc. †	15,121	56,401
Phreesia, Inc. †	15,215	388,895
PubMatic, Inc. Class A †	9,341	85,377
RingCentral, Inc. Class A †	30,327	750,897
Seagate Technology Holdings PLC	36,753	3,122,167
ServiceNow, Inc. †	10,640	8,470,930
Snowflake, Inc. Class A †	5,109	746,731
Teradata Corp. †	36,457	819,553
Twilio, Inc. Class A †	7,886	772,118
Weave Communications, Inc. †	16,185	179,492
Zoom Video Communications, Inc. Class A †	10,411	768,019
		128,049,159
Conglomerates (0.7%)
3M Co.	21,161	3,107,704
AMETEK, Inc.	5,090	876,193
General Electric Co.	17,619	3,526,443
Marubeni Corp. (Japan)	27,100	434,733
Mitsubishi Corp. (Japan)	140,400	2,478,728
Mitsui & Co., Ltd. (Japan)	153,300	2,890,199
Siemens AG (Germany)	25,624	5,917,766
SPX Technologies, Inc. †	704	90,661
		19,322,427

6
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (80.2%)* cont.	Shares	Value
Consumer (0.2%)
Clorox Co. (The)	5,780	$851,105
Kimberly-Clark Corp.	6,620	941,496
LVMH Moet Hennessy Louis Vuitton SA (France)	519	321,405
Makita Corp. (Japan)	7,700	255,128
Pandora A/S (Denmark)	12,046	1,846,185
		4,215,319
Consumer finance (1.0%)
American Express Co.	2,815	757,376
Bread Financial Holdings, Inc.	10,549	528,294
Capital One Financial Corp.	47,313	8,483,221
Enova International, Inc. †	5,722	552,516
FTAI Aviation, Ltd.	924	102,592
LendingClub Corp. †	12,850	132,612
Mr. Cooper Group, Inc. †	7,012	838,635
Navient Corp.	7,090	89,547
PennyMac Financial Services, Inc.	5,808	581,439
SLM Corp.	27,876	818,718
Synchrony Financial	15,103	799,553
Visa, Inc. Class A	31,877	11,171,613
		24,856,116
Consumer staples (5.7%)
ACCO Brands Corp.	21,469	89,955
Airbnb, Inc. Class A †	6,585	786,644
Asahi Group Holdings, Ltd. (Japan)	103,000	1,315,987
Auto Trader Group PLC (United Kingdom)	157,758	1,525,458
Benefit Systems SA (Poland)	969	721,813
Boston Beer Co., Inc. (The) Class A †	3,626	866,034
Brink’s Co. (The)	6,107	526,179
Brinker International, Inc. †	5,006	746,144
Bunzl PLC (United Kingdom)	9,278	356,891
Cal-Maine Foods, Inc.	6,556	595,940
Cargurus, Inc. †	16,816	489,850
Carlsberg A/S Class B (Denmark)	3,009	380,872
Chipotle Mexican Grill, Inc. †	100,097	5,025,870
Coca-Cola Co. (The)	178,906	12,813,248
Coca-Cola Consolidated, Inc.	630	850,500
Coca-Cola Europacific Partners PLC (Spain)	24,488	2,131,191
Coca-Cola HBC AG (Italy)	31,646	1,433,239
Colgate-Palmolive Co.	64,145	6,010,387
Copart, Inc. †	60,990	3,451,424
CoreCivic, Inc. †	9,129	185,227
Costco Wholesale Corp.	2,337	2,210,288
Coursera, Inc. †	65,495	436,197
Danone SA (France)	31,683	2,423,281
DoorDash, Inc. Class A †	73,802	13,488,792
Energizer Holdings, Inc.	3,175	94,996
Etsy, Inc. †	18,085	853,250
EverQuote, Inc. Class A †	18,063	473,070
GEO Group, Inc. (The) †	3,979	116,227
Grindr, Inc. †	13,937	249,472
Haleon PLC (United Kingdom)	570,386	2,880,564
Heidrick & Struggles International, Inc.	3,304	141,510
Hims & Hers Health, Inc. †	10,711	316,510
Hormel Foods Corp.	27,212	841,939
Hudson Technologies, Inc. †	19,484	120,216
Imperial Brands PLC (United Kingdom)	73,581	2,722,633
Ingredion, Inc.	6,547	885,220
Itron, Inc. †	6,224	652,026
JD.com, Inc. Class A (China)	67,450	1,387,550
JD.com, Inc. ADR (China)	37,708	1,550,553
Keurig Dr Pepper, Inc.	24,317	832,128

Dynamic Asset Allocation Growth Fund
7

COMMON STOCKS (80.2%)* cont.	Shares	Value
Consumer staples cont.
Koninklijke Ahold Delhaize NV (Netherlands)	67,370	$2,516,608
Korn Ferry	5,230	354,751
Lyft, Inc. Class A †	65,380	776,061
MakeMyTrip, Ltd. (India) †	7,607	745,410
Maplebear, Inc. †	46,923	1,871,758
Marks & Spencer Group PLC (United Kingdom)	25,531	117,873
McCormick & Co., Inc. (non-voting shares)	22,605	1,860,618
MediaAlpha, Inc. Class A †	9,639	89,064
Meituan Class B (China) †	51,000	1,026,246
MercadoLibre, Inc. (Brazil) †	585	1,141,259
Mondelez International, Inc. Class A	12,647	858,099
Monster Beverage Corp. †	16,864	986,881
Nestle SA (Switzerland)	10,037	1,014,305
Nissin Food Products Co., Ltd. (Japan)	26,400	538,834
Paylocity Holding Corp. †	4,251	796,382
PepsiCo, Inc.	6,219	932,477
Philip Morris International, Inc.	154,307	24,493,150
Procter & Gamble Co. (The)	48,867	8,327,914
Reckitt Benckiser Group PLC (United Kingdom)	15,634	1,057,178
Recruit Holdings Co., Ltd. (Japan)	51,800	2,683,822
Resideo Technologies, Inc. †	7,884	139,547
Sally Beauty Holdings, Inc. †	11,741	106,021
ScanSource, Inc. †	2,729	92,813
Sea, Ltd. ADR (Singapore) †	8,750	1,141,788
Seneca Foods Corp. Class A †	1,094	97,410
Shoprite Holdings, Ltd. (South Africa)	105,372	1,571,474
Simply Good Foods Co. (The) †	2,980	102,780
Sprouts Farmers Market, Inc. †	7,322	1,117,630
Starbucks Corp.	44,433	4,358,433
Tesco PLC (United Kingdom)	967,369	4,161,894
Turning Point Brands, Inc.	8,633	513,146
Tyson Foods, Inc. Class A	15,386	981,781
Uber Technologies, Inc. †	26,118	1,902,957
Unilever Indonesia Tbk PT (Indonesia)	3,318,400	253,489
Unilever PLC (United Kingdom)	30,172	1,800,273
United Natural Foods, Inc. †	3,642	99,754
Upwork, Inc. †	36,571	477,252
WH Group, Ltd. (Hong Kong)	2,101,000	1,929,146
ZipRecruiter, Inc. Class A †	15,823	93,197
Zomato, Ltd. (India) †	360,018	845,714
		146,954,464
Electronics (5.9%)
Allied Motion Technologies, Inc.	5,313	116,780
Ambarella, Inc. †	8,289	417,185
Analog Devices, Inc.	10,286	2,074,378
Atmus Filtration Technologies, Inc.	6,806	249,984
Benchmark Electronics, Inc.	2,509	95,417
Broadcom, Inc.	131,054	21,942,371
CEVA, Inc. †	5,144	131,738
Cirrus Logic, Inc. †	8,641	861,119
EnerSys	6,276	574,756
ESCO Technologies, Inc.	799	127,137
Garmin, Ltd.	3,985	865,263
Hoya Corp. (Japan)	52,900	5,970,209
Impinj, Inc. †	4,348	394,364
Keysight Technologies, Inc. †	5,278	790,486
MediaTek, Inc. (Taiwan)	62,000	2,672,228
Nextracker, Inc. Class A †	2,920	123,049
NVIDIA Corp.	764,529	82,859,653
Plexus Corp. †	753	96,482
Qualcomm, Inc.	119,822	18,405,857

8
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (80.2%)* cont.	Shares	Value
Electronics cont.
Rambus, Inc. †	12,519	$648,171
Samsung Electronics Co., Ltd. (South Korea)	43,695	1,732,308
Samsung Electronics Co., Ltd. (Preference) (South Korea)	43,021	1,392,477
Sanmina Corp. †	1,581	120,441
SCREEN Holdings Co., Ltd. (Japan)	16,400	1,069,960
SK Hynix, Inc. (South Korea)	11,925	1,589,674
STMicroelectronics NV (France)	60,931	1,336,066
Thales SA (France)	15,840	4,210,610
TTM Technologies, Inc. †	16,667	341,840
Vicor Corp. †	2,311	108,109
		151,318,112
Energy (2.8%)
Alpha Metallurgical Resources, Inc. †	2,295	287,449
Antero Midstream Corp.	22,916	412,488
Baker Hughes Co.	18,496	812,899
Berry Corp.	26,530	85,161
BP PLC (United Kingdom)	434,300	2,437,053
ChampionX Corp.	23,680	705,664
Cheniere Energy, Inc.	29,493	6,824,680
ConocoPhillips	48,851	5,130,332
Core Natural Resources, Inc.	5,617	433,071
Coterra Energy, Inc.	29,161	842,753
DCC PLC (Ireland)	11,741	784,672
DNOW, Inc. †	27,933	477,096
Eneos Holdings, Inc. (Japan)	324,800	1,712,998
Equinor ASA (Norway)	104,314	2,754,800
Exxon Mobil Corp.	106,717	12,691,853
FutureFuel Corp.	11,403	44,472
Halliburton Co.	323,160	8,198,569
HF Sinclair Corp.	24,330	799,970
INPEX Corp. (Japan)	31,600	438,317
Kodiak Gas Services, Inc.	9,990	372,627
Marathon Petroleum Corp.	30,566	4,453,161
Murphy Oil Corp.	17,285	490,894
Norsk Hydro ASA (Norway)	68,164	394,055
NPK International, Inc. †	15,738	91,438
Oceaneering International, Inc. †	21,662	472,448
PBF Energy, Inc. Class A	4,578	87,394
Peabody Energy Corp.	6,795	92,072
PetroChina Co., Ltd. Class H (China)	3,230,000	2,618,747
Phillips 66	6,502	802,867
Repsol SA (Spain)	37,648	499,872
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	184,182	6,740,062
Shell PLC (London Exchange) (United Kingdom)	21,712	790,323
SunCoke Energy, Inc.	16,219	149,215
TechnipFMC PLC (United Kingdom)	27,787	880,570
TotalEnergies SE (France)	40,452	2,606,441
Valero Energy Corp.	31,455	4,154,262
Weatherford International PLC	15,619	836,397
Williams Cos., Inc. (The)	15,466	924,248
		73,331,390
Entertainment (0.3%)
Cinemark Holdings, Inc.	3,462	86,169
Life Time Group Holdings, Inc. †	3,064	92,533
Live Nation Entertainment, Inc. †	19,600	2,559,368
Sonos, Inc. †	7,968	85,019
Sony Group Corp. (Japan)	171,200	4,331,872
Xperi, Inc. †	14,784	114,132
		7,269,093

Dynamic Asset Allocation Growth Fund
9

COMMON STOCKS (80.2%)* cont.	Shares	Value
Financial (1.5%)
3i Group PLC (United Kingdom)	56,078	$2,636,821
AerCap Holdings NV (Ireland)	6,700	684,539
Ally Financial, Inc.	21,784	794,462
Apollo Global Management, Inc.	34,132	4,674,036
Bajaj Finance, Ltd. (India)	10,396	1,083,146
Broadridge Financial Solutions, Inc.	3,502	849,095
CME Group, Inc.	24,985	6,628,271
CTBC Financial Holding Co., Ltd. (Taiwan)	653,000	785,121
Deutsche Boerse AG (Germany)	12,918	3,811,580
Eurazeo SE (France)	3,586	265,568
Euronext NV (France)	30,922	4,487,772
Intercontinental Exchange, Inc.	4,679	807,128
London Stock Exchange Group PLC (United Kingdom)	33,251	4,938,676
MGIC Investment Corp.	34,957	866,234
Nasdaq, Inc.	42,801	3,246,884
NMI Holdings, Inc. Class A †	10,285	370,774
SBI Holdings, Inc. (Japan)	75,700	2,044,122
		38,974,229
Gaming and lottery (0.2%)
Aristocrat Leisure, Ltd. (Australia)	52,910	2,139,846
DraftKings, Inc. Class A †	73,221	2,431,669
FDJ United (France)	13,569	426,963
Golden Entertainment, Inc.	3,471	91,600
International Game Technology PLC	32,317	525,474
Light & Wonder, Inc. †	7,870	681,621
Monarch Casino & Resort, Inc.	1,305	101,464
Red Rock Resorts, Inc. Class A	2,451	106,300
		6,504,937
Health care (8.2%)
Abbott Laboratories	6,650	882,123
AbbVie, Inc.	82,008	17,182,316
ACADIA Pharmaceuticals, Inc. †	32,503	539,875
ACELYRIN, Inc. †	34,751	85,835
Addus HomeCare Corp. †	1,015	100,373
ADMA Biologics, Inc. †	14,976	297,124
Agilent Technologies, Inc.	6,756	790,317
Agios Pharmaceuticals, Inc. †	13,558	397,249
Akero Therapeutics, Inc. †	2,124	85,980
Alkermes PLC †	3,610	119,202
Alnylam Pharmaceuticals, Inc. †	6,910	1,865,838
Amgen, Inc.	2,768	862,370
AngioDynamics, Inc. †	12,796	120,154
Apollo Hospitals Enterprise, Ltd. (India)	17,002	1,313,125
Arcturus Therapeutics Holdings, Inc. †	9,792	103,697
Arvinas, Inc. †	10,543	74,012
AstraZeneca PLC (United Kingdom)	24,721	3,630,147
AstraZeneca PLC (Rights) (United Kingdom) F	3,617	11,068
AstraZeneca PLC ADR (United Kingdom)	64,246	4,722,081
AstraZeneca PLC CVR (Rights) (United Kingdom) F	6,497	1,949
AtriCure, Inc. †	3,239	104,490
Avanos Medical, Inc. †	6,348	90,967
Axogen, Inc. †	12,848	237,688
Becton, Dickinson and Co.	3,544	811,789
BioCryst Pharmaceuticals, Inc. †	42,975	322,313
Biohaven, Ltd. †	13,082	314,491
bioMerieux (France)	4,469	552,405
Bioventus, Inc. Class A †	15,677	143,445
Blueprint Medicines Corp. †	1,193	105,592
Boston Scientific Corp. †	46,047	4,645,221
Bristol-Myers Squibb Co.	53,435	3,259,001
Candel Therapeutics, Inc. †	58,424	330,096

10
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (80.2%)* cont.	Shares	Value
Health care cont.
CareDx, Inc. †	16,744	$297,206
Castle Biosciences, Inc. †	22,473	449,909
Catalyst Pharmaceuticals, Inc. †	7,171	173,897
Chemed Corp.	1,373	844,834
Chugai Pharmaceutical Co., Ltd. (Japan)	27,000	1,236,912
Cigna Group (The)	32,701	10,758,614
Concentra Group Holdings Parent, Inc.	4,311	93,549
Corcept Therapeutics, Inc. †	3,108	354,996
CSL, Ltd. (Australia)	2,699	424,794
Daiichi Sankyo Co., Ltd. (Japan)	98,800	2,352,810
Danaher Corp.	3,860	791,300
Denali Therapeutics, Inc. †	6,721	91,372
Dexcom, Inc. †	11,225	766,555
Dyne Therapeutics, Inc. †	7,622	79,726
Edwards Lifesciences Corp. †	13,460	975,581
Eli Lilly and Co.	34,759	28,707,806
Exelixis, Inc. †	94,913	3,504,188
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	10,414	198,745
Fresenius SE & Co. KGaA (Germany) †	26,610	1,136,077
FUJIFILM Holdings Corp. (Japan)	48,600	931,126
GeneDx Holdings Corp. †	981	86,882
Glaukos Corp. †	1,633	160,720
GSK PLC (United Kingdom)	44,431	849,085
Guardant Health, Inc. †	15,225	648,585
Health Catalyst, Inc. †	22,266	100,865
HealthEquity, Inc. †	1,113	98,356
Hologic, Inc. †	6,636	409,906
Humacyte, Inc. †	119,341	203,476
Humana, Inc.	3,066	811,264
IDEXX Laboratories, Inc. †	5,611	2,356,339
Incyte Corp. †	52,701	3,191,046
Insmed, Inc. †	12,741	972,011
Insulet Corp. †	3,265	857,422
Intuitive Surgical, Inc. †	11,337	5,614,876
Ipsen SA (France)	5,314	612,069
Ironwood Pharmaceuticals, Inc. †	75,150	110,471
Johnson & Johnson	25,196	4,178,505
Keros Therapeutics, Inc. †	5,034	51,296
Kiniksa Pharmaceuticals International PLC †	9,529	211,639
Kura Oncology, Inc. †	50,763	335,036
Lantheus Holdings, Inc. †	7,570	738,832
LivaNova PLC (United Kingdom) †	7,846	308,191
Lonza Group AG (Switzerland)	6,158	3,804,226
McKesson Corp.	11,975	8,059,055
Medpace Holdings, Inc. †	2,455	748,014
Medtronic PLC	68,190	6,127,553
Merck & Co., Inc.	132,757	11,916,268
Merck KGaA (Germany)	878	120,821
Natera, Inc. †	5,398	763,331
Neurocrine Biosciences, Inc. †	7,819	864,781
Novartis AG (Switzerland)	46,286	5,140,977
Novo Nordisk A/S Class B (Denmark)	69,137	4,727,470
Novocure, Ltd. (Jersey) †	28,649	510,525
Nurix Therapeutics, Inc. †	6,876	81,687
Olympus Corp. (Japan)	16,500	215,997
Omega Healthcare Investors, Inc.	21,831	831,324
Option Care Health, Inc. †	11,526	402,834
Otsuka Holdings Company, Ltd. (Japan)	22,700	1,182,897
PACS Group, Inc. †	8,524	95,810
Protagonist Therapeutics, Inc. †	11,169	540,133
PTC Therapeutics, Inc. †	11,534	587,773

Dynamic Asset Allocation Growth Fund
11

COMMON STOCKS (80.2%)* cont.	Shares	Value
Health care cont.
Puma Biotechnology, Inc. †	16,694	$49,414
QIAGEN NV (Netherlands)	20,571	825,926
Regeneron Pharmaceuticals, Inc.	11,860	7,521,968
Relay Therapeutics, Inc. †	30,798	80,691
Rhythm Pharmaceuticals, Inc. †	1,877	99,425
Roche Holding AG (Switzerland)	12,851	4,229,619
RxSight, Inc. †	9,622	242,956
Sabra Health Care REIT, Inc. R	7,034	122,884
Sandoz Group AG (Switzerland)	31,570	1,323,857
Sanofi SA (France)	52,830	5,849,434
Scholar Rock Holding Corp. †	2,819	90,631
Select Medical Holdings Corp.	17,267	288,359
Sonic Healthcare, Ltd. (Australia)	31,498	511,429
Sonova Holding AG (Switzerland)	1,204	351,544
Summit Therapeutics, Inc. †	13,178	254,204
Sun Pharmaceutical Industries, Ltd. (India)	57,048	1,156,062
Surmodics, Inc. †	3,183	97,177
Tango Therapeutics, Inc. †	33,804	46,311
Teladoc Health, Inc. †	48,566	386,585
Tenet Healthcare Corp. †	6,667	896,712
Thermo Fisher Scientific, Inc.	17,000	8,459,200
UnitedHealth Group, Inc.	18,830	9,862,213
Universal Health Services, Inc. Class B	4,690	881,251
Vir Biotechnology, Inc. †	56,624	366,924
Wave Life Sciences, Ltd. †	11,633	93,995
Waystar Holding Corp. †	7,235	270,300
Xencor, Inc. †	7,039	74,895
		212,334,644
Homebuilding (0.4%)
Hovnanian Enterprises, Inc. Class A †	2,678	280,413
KB Home	5,931	344,710
Lennar Corp. Class A	6,724	771,781
M/I Homes, Inc. †	4,041	461,401
Meritage Homes Corp.	2,637	186,911
PulteGroup, Inc.	72,162	7,418,254
Taylor Wimpey PLC (United Kingdom)	75,814	106,518
Toll Brothers, Inc.	7,685	811,459
TRI Pointe Homes, Inc. †	18,180	580,306
		10,961,753
Household furniture and appliances (—%)
Hoshizaki Corp. (Japan)	7,200	278,702
Rational AG (Germany)	414	344,927
		623,629
Insurance (2.8%)
AIA Group, Ltd. (Hong Kong)	233,600	1,768,321
Allianz SE (Germany)	5,409	2,070,076
Allstate Corp. (The)	31,854	6,596,008
American International Group, Inc.	65,049	5,655,360
AXA SA (France)	7,301	311,941
Axis Capital Holdings, Ltd.	9,475	949,774
Berkshire Hathaway, Inc. Class B †	9,222	4,911,453
Brighthouse Financial, Inc. †	14,070	815,919
Chubb, Ltd.	2,800	845,572
CNO Financial Group, Inc.	16,080	669,732
Corebridge Financial, Inc.	101,044	3,189,959
Enstar Group, Ltd. †	1,929	641,161
Equitable Holdings, Inc.	107,995	5,625,460
Essent Group, Ltd.	2,100	121,212
Everest Group, Ltd.	2,315	841,109
Fidelis Insurance Holdings, Ltd. (United Kingdom)	7,466	120,949
Genworth Financial, Inc. Class A †	85,699	607,606

12
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (80.2%)* cont.	Shares	Value
Insurance cont.
Globe Life, Inc.	9,600	$1,264,512
Hamilton Insurance Group, Ltd. Class B (Bermuda) †	23,837	494,141
Hanover Insurance Group, Inc. (The)	2,399	417,306
Horace Mann Educators Corp.	7,039	300,776
Jackson Financial, Inc. Class A	8,604	720,843
Mercury General Corp.	854	47,739
MetLife, Inc.	100,486	8,068,021
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,695	3,597,649
NN Group NV (Netherlands)	21,301	1,185,310
Old Republic International Corp.	24,341	954,654
Primerica, Inc.	3,107	884,035
Principal Financial Group, Inc.	9,818	828,345
Progressive Corp. (The)	20,907	5,916,890
Prudential Financial, Inc.	7,763	866,972
Prudential PLC (United Kingdom)	224,714	2,424,892
QBE Insurance Group, Ltd. (Australia)	32,094	443,448
Reinsurance Group of America, Inc.	4,463	878,765
SiriusPoint, Ltd. (Bermuda) †	7,536	130,297
Talanx AG (Germany)	6,765	711,517
Travelers Cos., Inc. (The)	3,179	840,718
Unipol Assicurazioni SpA (Italy)	10,410	166,642
Universal Insurance Holdings, Inc.	6,546	155,140
Unum Group	27,938	2,275,829
W.R. Berkley Corp.	12,900	917,964
Zurich Insurance Group AG (Switzerland)	2,138	1,492,341
		71,726,358
Investment banking/Brokerage (1.3%)
Affiliated Managers Group, Inc.	4,853	815,450
Ameriprise Financial, Inc.	1,708	826,860
Charles Schwab Corp. (The)	74,170	5,806,028
Exor NV (Netherlands)	10,612	963,709
Futu Holdings, Ltd. ADR (Hong Kong)	1,900	194,465
Goldman Sachs Group, Inc. (The)	26,395	14,419,325
HDFC Asset Management Co., Ltd. (India)	35,444	1,658,293
Investor AB Class B (Sweden)	98,066	2,924,728
Meritz Financial Group, Inc. (South Korea)	21,366	1,786,151
Morgan Stanley	6,644	775,155
Nomura Holdings, Inc. (Japan)	188,800	1,163,370
Stifel Financial Corp.	7,827	737,773
StoneX Group, Inc. †	7,666	585,529
Virtu Financial, Inc. Class A	25,543	973,699
Virtus Investment Partners, Inc.	1,750	301,630
		33,932,165
Lodging/Tourism (0.5%)
Accor SA (France)	46,185	2,106,278
Hilton Worldwide Holdings, Inc.	30,707	6,987,378
Indian Hotels Co., Ltd. (India)	215,527	1,974,962
InterContinental Hotels Group PLC (United Kingdom)	5,895	634,716
Ryman Hospitality Properties, Inc. R	6,335	579,272
		12,282,606
Media (1.1%)
Informa PLC (United Kingdom)	246,199	2,468,612
Netflix, Inc. †	26,055	24,297,069
Universal Music Group NV (Netherlands)	62,592	1,728,353
		28,494,034
Publishing (0.2%)
New York Times Co. (The) Class A	16,726	829,610
S&P Global, Inc.	4,600	2,337,260
TOPPAN Holdings, Inc. (Japan)	70,000	1,913,609
		5,080,479

Dynamic Asset Allocation Growth Fund
13

COMMON STOCKS (80.2%)* cont.	Shares	Value
Real estate (1.6%)
Alexander & Baldwin, Inc. R	11,019	$189,857
American Healthcare REIT, Inc. R	3,970	120,291
Anywhere Real Estate, Inc. †	23,941	79,724
Apple Hospitality REIT, Inc. R	7,263	93,765
AvalonBay Communities, Inc. R	3,707	795,596
BrightSpire Capital, Inc. R	32,696	181,790
Brixmor Property Group, Inc. R	47,563	1,262,798
Broadstone Net Lease, Inc. R	7,166	122,109
CareTrust REIT, Inc.R	23,787	679,832
CBL & Associates Properties, Inc. R	3,512	93,349
CBRE Group, Inc. Class A †	36,453	4,767,323
Chimera Investment Corp. R	8,257	105,937
COPT Defense Properties R	3,792	103,408
CoStar Group, Inc. †	14,125	1,119,124
Covivio (France) R	2,458	137,591
Curbline Properties Corp.R	12,038	291,199
Cushman & Wakefield PLC †	45,522	465,235
Emaar Properties PJSC (United Arab Emirates) †	422,407	1,529,759
Empire State Realty Trust, Inc. Class A R	11,451	89,547
Equity Lifestyle Properties, Inc. R	12,855	857,429
Equity Residential R	12,502	894,893
Essex Property Trust, Inc. R	2,719	833,564
First Industrial Realty Trust, Inc. R	15,247	822,728
Gaming and Leisure Properties, Inc. R	57,715	2,937,694
Invitation Homes, Inc. R	27,585	961,337
Jones Lang LaSalle, Inc. †	3,133	776,702
Kite Realty Group Trust R	12,633	282,600
Ladder Capital Corp. R	9,362	106,820
Macerich Co. (The)R	5,611	96,341
MFA Financial, Inc. R	11,089	113,773
Mid-America Apartment Communities, Inc. R	5,059	847,787
Millrose Properties, Inc. † R	32,183	853,171
National Health Investors, Inc. R	770	56,872
NexPoint Residential Trust, Inc. R	3,364	132,979
Outfront Media, Inc. R	33,712	544,112
Phoenix Mills, Ltd. (The) (India)	65,759	1,260,052
Public Storage R	2,778	831,428
Rithm Capital Corp. R	70,147	803,183
RLJ Lodging Trust R	46,234	364,786
Sekisui Chemical Co., Ltd. (Japan)	29,600	504,852
Sekisui House, Ltd. (Japan)	41,800	935,573
Simon Property Group, Inc. R	47,435	7,878,005
SITE Centers Corp. R	35,885	460,763
Tanger, Inc. R	3,378	114,143
Taylor Morrison Home Corp. †	11,717	703,489
TPG RE Finance Trust, Inc. R	23,526	191,737
Urban Edge Properties R	28,230	536,370
VICI Properties, Inc. R	25,875	844,043
Vornado Realty Trust R	85,952	3,179,364
WP Carey, Inc. R	13,267	837,280
Xenia Hotels & Resorts, Inc. R	3,462	40,713
		42,832,817
Retail (4.9%)
Abercrombie & Fitch Co. Class A †	5,662	432,407
adidas AG (Germany)	2,713	639,889
Amazon.com, Inc. †	340,486	64,780,866
American Eagle Outfitters, Inc.	7,843	91,136
Associated British Foods PLC (United Kingdom)	77,920	1,931,743
BJ’s Wholesale Club Holdings, Inc. †	28,044	3,199,820
Buckle, Inc. (The)	2,673	102,429
Fast Retailing Co., Ltd. (Japan)	8,200	2,441,068

14
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (80.2%)* cont.	Shares	Value
Retail cont.
G-III Apparel Group, Ltd. †	3,999	$109,373
Gap, Inc. (The)	39,403	812,096
Home Depot, Inc. (The)	7,727	2,831,868
Industria de Diseno Textil SA (Spain)	49,076	2,443,586
J. Jill, Inc.	6,285	122,746
Lululemon Athletica, Inc. †	5,159	1,460,307
Next PLC (United Kingdom)	7,069	1,018,467
Ross Stores, Inc.	6,267	800,860
Ryohin Keikaku Co., Ltd. (Japan)	85,000	2,322,072
Target Corp.	31,351	3,271,790
TJX Cos., Inc. (The)	104,063	12,674,873
Upbound Group, Inc.	3,750	89,850
Urban Outfitters, Inc. †	2,836	148,606
Victoria’s Secret & Co. †	17,174	319,093
Walmart, Inc.	263,571	23,138,898
Williams-Sonoma, Inc.	4,985	788,129
		125,971,972
Semiconductor (1.0%)
Applied Materials, Inc.	4,961	719,940
ASML Holding NV (Netherlands)	12,481	8,259,590
Astera Labs, Inc. †	5,738	342,386
Disco Corp. (Japan)	3,600	735,198
KLA Corp.	1,528	1,038,734
Lam Research Corp.	10,949	795,992
MaxLinear, Inc. †	7,488	81,320
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	476,350	13,415,437
		25,388,597
Software (5.5%)
ACI Worldwide, Inc. †	1,774	97,056
Adobe, Inc. †	33,284	12,765,413
AppLovin Corp. Class A †	5,994	1,588,230
Atlassian Corp. Class A †	5,591	1,186,466
Autodesk, Inc. †	3,347	876,245
Cadence Design Systems, Inc. †	26,043	6,623,516
Duolingo, Inc. †	2,688	834,732
HubSpot, Inc. †	3,945	2,253,739
Intuit, Inc.	1,351	829,500
Manhattan Associates, Inc. †	6,900	1,193,976
Microsoft Corp.	233,542	87,669,331
Nexon Co., Ltd. (Japan)	13,500	184,901
Oracle Corp.	60,043	8,394,612
Oracle Corp. Japan (Japan)	6,100	641,923
Pegasystems, Inc.	21,978	1,527,911
PROS Holdings, Inc. †	8,016	152,544
ROBLOX Corp. Class A †	16,521	963,009
SAP SE (Germany)	9,369	2,510,420
Shopify, Inc. Class A (Canada) †	22,969	2,190,898
Tata Consultancy Services, Ltd. (India)	55,477	2,333,726
Veeva Systems, Inc. Class A †	29,684	6,875,705
Workday, Inc. Class A †	3,384	790,266
		142,484,119
Technology (—%)
SoftBank Group Corp. (Japan)	21,300	1,089,493
		1,089,493
Technology services (5.5%)
Accenture PLC Class A	29,534	9,215,789
Alibaba Group Holding, Ltd. (China)	165,300	2,735,048
Alibaba Group Holding, Ltd. ADR (China)	4,131	546,242
Alphabet, Inc. Class A	165,719	25,626,786
Alphabet, Inc. Class C	109,144	17,051,567
DocuSign, Inc. †	9,493	772,730

Dynamic Asset Allocation Growth Fund
15

COMMON STOCKS (80.2%)* cont.	Shares	Value
Technology services cont.
eBay, Inc.	12,402	$839,987
Fiserv, Inc. †	3,741	826,125
GoDaddy, Inc. Class A †	4,524	814,953
HealthStream, Inc.	4,619	148,639
Leidos Holdings, Inc.	8,535	1,151,713
LY Corp. (Japan)	509,600	1,725,586
Maximus, Inc.	1,525	103,990
Meta Platforms, Inc. Class A	78,932	45,493,248
NAVER Corp. (South Korea)	8,577	1,120,874
NEC Corp. (Japan)	17,300	368,503
Prosus NV (China)	52,836	2,454,715
Q2 Holdings, Inc. †	2,927	234,189
Salesforce, Inc.	33,262	8,926,190
Scout24 SE (Germany)	4,231	443,081
Spotify Technology SA (Sweden) †	9,676	5,322,090
Tencent Holdings, Ltd. (China)	198,511	12,684,040
Unisys Corp. †	25,290	116,081
V2X, Inc. †	2,105	103,250
VeriSign, Inc. †	3,337	847,164
Western Union Co. (The)	76,675	811,222
Zebra Technologies Corp. Class A †	2,684	758,391
		141,242,193
Textiles (0.2%)
Deckers Outdoor Corp. †	3,460	386,863
Hanesbrands, Inc. †	15,505	89,464
Hermes International (France)	951	2,502,193
PRADA SpA (Italy)	223,700	1,556,310
		4,534,830
Toys (0.2%)
Bandai Namco Holdings, Inc. (Japan)	9,100	305,282
Hasbro, Inc.	13,469	828,209
JUMBO SA (Greece)	24,721	677,735
Nintendo Co., Ltd. (Japan)	55,300	3,759,167
		5,570,393
Transportation (1.7%)
A.P. Moeller-Maersck A/S Class B (Denmark)	810	1,409,747
Aena SME SA (Spain)	5,421	1,271,788
Arlo Technologies, Inc. †	22,662	223,674
Canadian National Railway Co. (Canada)	12,359	1,202,706
Canadian Pacific Kansas City, Ltd. (Canada)	52,477	3,684,410
Costamare, Inc. (Monaco)	17,151	168,766
CSX Corp.	34,328	1,010,273
Delta Air Lines, Inc.	17,443	760,515
DHL Group (Germany)	33,958	1,457,927
Expeditors International of Washington, Inc.	7,554	908,369
FedEx Corp.	25,858	6,303,663
HD Hyundai Heavy Industries Co., Ltd. (South Korea) †	3,647	697,454
Hub Group, Inc. Class A	7,946	295,353
International Container Terminal Services, Inc. (Philippines)	269,550	1,672,176
International Seaways, Inc.	5,039	167,295
Kirby Corp. †	8,141	822,322
Matson, Inc.	4,992	639,825
Qantas Airways, Ltd. (voting rights) (Australia) †	356,842	2,034,405
Ryanair Holdings PLC ADR (Ireland)	46,944	1,989,017
Safe Bulkers, Inc. (Monaco)	24,194	89,276
Scorpio Tankers, Inc.	13,021	489,329
SITC International Holdings Co., Ltd. (Hong Kong)	117,000	318,006
SkyWest, Inc. †	6,863	599,620
Southwest Airlines Co.	170,328	5,719,614
Sun Country Airlines Holdings, Inc. †	13,557	167,022
Teekay Corp., Ltd. (Bermuda)	49,744	326,818

16
Dynamic Asset Allocation Growth Fund

COMMON STOCKS (80.2%)* cont.	Shares	Value
Transportation cont.
Teekay Tankers,. Ltd. Class A (Canada)	11,718	$448,448
Union Pacific Corp.	26,729	6,314,459
United Airlines Holdings, Inc. †	10,896	752,369
United Parcel Service, Inc. Class B	7,517	826,795
Westinghouse Air Brake Technologies Corp.	4,269	774,183
		43,545,624
Utilities and power (2.1%)
ALLETE, Inc.	2,455	161,294
American Electric Power Co., Inc.	7,762	848,154
American States Water Co.	1,393	109,601
Avista Corp.	4,033	168,862
Black Hills Corp.	8,948	542,696
California Water Service Group	2,698	130,745
Cia de Saneamento Basico do Estado de Sao Paulo — SABESP (Brazil)	61,600	1,101,070
Constellation Energy Corp.	3,666	739,176
Dominion Energy, Inc.	14,950	838,247
Duke Energy Corp.	7,641	931,973
E.ON SE (Germany)	103,276	1,558,924
Edison International	131,324	7,737,610
ENGIE SA (France)	153,102	2,983,317
Eni SpA (Italy)	30,482	471,450
Eversource Energy	13,390	831,653
Exelon Corp.	69,931	3,222,420
Iberdrola SA (Spain)	452,730	7,310,718
National Fuel Gas co.	12,307	974,591
New Jersey Resources Corp.	13,512	662,899
NextEra Energy, Inc.	71,670	5,080,686
Northwest Natural Holding Co.	2,821	120,513
NRG Energy, Inc.	66,917	6,387,897
NTPC, Ltd. (India)	471,080	1,958,536
Otter Tail Corp.	1,362	109,464
PG&E Corp.	110,337	1,895,590
PNM Resources, Inc.	2,098	112,201
Portland General Electric Co.	4,015	179,069
PPL Corp.	110,491	3,989,830
Public Service Enterprise Group, Inc.	9,831	809,091
RWE AG (Germany)	13,164	470,014
SJW Group	2,604	142,413
Unitil Corp.	1,916	110,534
Vistra Corp.	6,248	733,765
		53,425,003
Total common stocks (cost $1,393,083,203)		$2,074,703,544
CORPORATE BONDS AND NOTES (8.2%)*	Principal amount	Value
Basic materials (0.6%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	$465,000	$507,910
Arcosa, Inc. 144A company guaranty sr. unsec. notes 6.875%, 8/15/32	130,000	131,904
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30	265,000	273,354
ATI, Inc. sr. unsec. notes 5.125%, 10/1/31	65,000	61,136
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	85,000	81,026
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	355,000	352,829
Avient Corp. 144A sr. unsec. notes 6.25%, 11/1/31	120,000	118,973
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30	220,000	224,579
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29	345,000	315,792
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	260,000	261,927
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	263,000	263,577
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	315,000	298,208
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32	125,000	125,462
Builders FirstSource, Inc. 144A sr. unsec. bonds 6.375%, 3/1/34	150,000	149,034
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.629%, 7/15/32 (Germany)	488,000	501,484

Dynamic Asset Allocation Growth Fund
17

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Basic materials cont.
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)		$155,000	$160,129
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)		512,000	520,803
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		170,000	162,295
Cerdia Finanz GmbH 144A sr. notes 9.375%, 10/3/31 (Germany)		265,000	271,787
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		520,000	454,543
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		280,000	278,904
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/1/33		275,000	264,162
Cleveland-Cliffs, Inc. 144A company guaranty sr. unsec. notes 7.00%, 3/15/32		250,000	240,205
Clydesdale Acquisition Holdings, Inc. 144A company guaranty sr. notes 6.75%, 4/15/32		340,000	342,627
Codelco 144A sr. unsec. unsub. notes 6.33%, 1/13/35 (Chile)		200,000	206,126
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		95,000	86,066
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		115,000	107,741
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	101,281
Constellium SE 144A company guaranty sr. unsec. unsub. notes 6.375%, 8/15/32 (France)		$325,000	317,678
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		150,000	118,768
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		250,000	246,798
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34		170,000	170,797
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.371%, 4/4/29		10,000	10,166
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		210,000	207,220
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		328,000	288,764
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	180,000	183,046
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		$150,000	138,475
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		255,000	229,715
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		300,000	298,729
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		130,000	110,425
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		286,000	274,440
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd., LLC Co-Issuer 144A sr. notes 6.00%, 9/15/28 (Canada)		640,000	623,273
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		251,000	248,583
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		47,000	30,941
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		83,000	71,776
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		230,000	217,240
Mauser Packaging Solutions Holding Co. 144A sr. bonds 7.875%, 4/15/27		320,000	314,000
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	163,085
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		155,000	164,199
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		200,000	174,069
Novelis Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/30/30		240,000	243,590
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	163,334
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		67,000	62,214
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	297,109
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		129,000	126,524
Olympus Water US Holding Corp. sr. notes Ser. REGS, 3.875%, 10/1/28	EUR	125,000	129,273
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		$215,000	223,485
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		170,000	173,720
Quikrete Holdings, Inc. 144A sr. notes 6.375%, 3/1/32		205,000	206,469
Quikrete Holdings, Inc. 144A sr. unsec. notes 6.75%, 3/1/33		100,000	99,636
Rain Carbon, Inc. 144A sr. notes 12.25%, 9/1/29		255,000	271,204
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		310,000	295,138
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		240,000	230,839
SCIL IV, LLC/SCIL USA Holdings, LLC 144A sr. notes 5.375%, 11/1/26		200,000	196,926
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		275,000	285,196
Standard Building Solutions, Inc. 144A sr. unsec. notes 6.50%, 8/15/32		345,000	345,296
TMS International Corp./DE 144A sr. unsec. notes 6.25%, 4/15/29		280,000	260,990
United States Steel Corp. sr. unsec. sub. bonds 6.65%, 6/1/37		140,000	137,703
Vibrantz Technologies, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		405,000	330,529
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		202,000	136,552
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	348,674
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		106,000	122,159
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R		30,000	33,709
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		185,000	159,476
			16,345,796

18
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Capital goods (0.6%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 2/15/33 (Ireland)		$100,000	$93,724
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 8.25%, 4/15/31 (Ireland)		440,000	426,851
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	210,000	190,673
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		$200,000	170,576
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	220,765
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A sr. unsec. notes 5.25%, 8/15/27 (Ireland)		265,000	122,670
Axon Enterprise, Inc. 144A sr. unsec. notes 6.25%, 3/15/33		160,000	162,046
Axon Enterprise, Inc. 144A sr. unsec. notes 6.125%, 3/15/30		210,000	212,462
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		380,000	399,504
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28		14,000	14,284
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26		12,000	12,000
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		166,000	157,530
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		450,000	438,698
Boeing Co. (The) sr. unsec. bonds 5.705%, 5/1/40		120,000	116,723
Boeing Co. (The) sr. unsec. notes 3.20%, 3/1/29		125,000	117,415
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30		63,000	57,416
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		237,000	228,649
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		785,000	768,194
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		140,000	93,940
Boeing Co. (The) sr. unsec. unsub. notes 6.388%, 5/1/31		250,000	266,539
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29		182,000	190,940
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27		120,000	123,494
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		70,000	72,906
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		3,000	3,013
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		45,000	46,189
Bombardier, Inc. 144A sr. unsec. notes 7.25%, 7/1/31 (Canada)		40,000	40,186
Bombardier, Inc. 144A sr. unsec. notes 7.00%, 6/1/32 (Canada)		85,000	84,739
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		235,000	248,054
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		325,000	337,479
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		105,000	112,171
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		200,000	202,965
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		150,000	151,764
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27		260,000	262,805
Dornoch Debt Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 10/15/29		305,000	232,308
DP World Salaam jr. unsec. sub. notes 6.00%, 1/1/26 (United Arab Emirates)		430,000	430,640
Efesto Bidco SpA/Efesto US, LLC 144A sr. notes Ser. XR, 7.50%, 2/15/32 (Italy)		415,000	405,183
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		230,000	221,528
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		90,000	92,886
Graham Packaging Co., Inc. 144A company guaranty sr. unsec. sub. notes 7.125%, 8/15/28		305,000	298,128
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	120,349
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28		255,000	269,618
Howmet Aerospace, Inc. sr. unsec. unsub. notes 4.85%, 10/15/31		145,000	144,648
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		396,000	373,184
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	213,240
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		202,000	200,780
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		145,000	136,965
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		440,000	416,089
Manitowoc Co., Inc. (The) 144A company guaranty notes 9.25%, 10/1/31		210,000	216,130
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		146,000	145,462
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		145,000	131,291
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		30,000	30,063
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29		820,000	833,058
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		95,000	97,142
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		190,000	199,081
RTX Corp. sr. unsec. bonds 4.875%, 10/15/40		65,000	60,829
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		60,000	60,559
RTX Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	438,896

Dynamic Asset Allocation Growth Fund
19

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Capital goods cont.
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30	$260,000	$251,217
Spirit AeroSystems, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 6/15/28	215,000	206,416
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30	400,000	442,038
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29	95,000	101,463
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	180,000	171,942
Terex Corp. 144A sr. unsec. notes 6.25%, 10/15/32	225,000	218,507
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	240,000	228,165
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31	55,000	56,655
TransDigm, Inc. 144A company guaranty sr. notes 6.00%, perpetual maturity	345,000	339,957
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30	225,000	230,140
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32	160,000	162,239
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	115,000	114,668
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	56,000	50,266
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	265,000	255,239
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	403,000	410,131
Waste Pro USA, Inc. 144A sr. unsec. notes 7.00%, 2/1/33	130,000	130,764
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.625%, 3/15/32	325,000	330,093
WESCO Distribution, Inc. 144A company guaranty sr. unsec. notes 6.375%, 3/15/29	70,000	70,900
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 3/15/33	130,000	130,766
		15,816,987
Communication services (0.8%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)	275,000	218,295
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	200,000	160,072
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)	200,000	156,951
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	397,000	351,207
American Tower Corp. sr. unsec. notes 4.90%, 3/15/30	115,000	115,654
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	154,000	141,733
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	520,000	503,592
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27 R	476,000	465,468
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	1,018,000	690,447
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	210,000	207,806
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	476,000	390,420
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	547,000	476,212
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	110,000	106,530
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	1,545,000	1,434,349
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31	180,000	159,659
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32	285,000	253,391
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	510,000	459,471
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	220,000	165,971
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	42,000	41,992
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	205,000	129,367
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63	107,000	60,889
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	224,000	155,213
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	130,000	99,829
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	157,000	151,765
Connect Finco SARL/Connect US Finco, LLC 144A sr. notes 9.00%, 9/15/29 (Luxembourg)	565,000	515,833
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	250,000	243,355
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	319,000	310,865
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26 R	228,000	217,385
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26 R	112,000	110,686
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 11.75%, 1/31/29	450,000	436,710
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	195,000	228,915
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 10.00%, 2/15/31	240,000	230,652
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 8.875%, 2/1/30	115,000	109,910
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	120,000	116,398
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26	115,000	105,779

20
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Communication services cont.
EchoStar Corp. company guaranty sr. sub. notes Ser., 10.75%, 11/30/29	$300,000	$315,496
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	142,000	132,903
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	820,000	798,571
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30	200,000	210,843
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 5.875%, 10/15/27	205,000	204,942
Iliad Holding SASU 144A sr. notes 7.00%, 4/15/32 (France)	230,000	230,592
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30	298,000	320,795
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	166,000	195,324
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	670,000	670,810
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	271,000	289,404
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	600,000	509,981
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	108,000	103,567
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	862,000	849,633
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	125,000	124,202
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	160,000	143,391
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	6,000	6,000
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 5/15/32	183,000	184,223
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28	365,000	369,280
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	235,000	223,441
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	205,000	220,256
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	520,000	437,492
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	487,000	335,691
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	335,000	316,545
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,264,000	1,257,879
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	216,000	201,939
Virgin Media Secured Finance PLC 144A company guaranty sr. sub. notes 4.50%, 8/15/30 (United Kingdom)	200,000	176,182
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)	580,000	504,649
Zegona Finance PLC 144A sr. notes 8.625%, 7/15/29 (United Kingdom)	405,000	429,748
		19,486,550
Consumer cyclicals (1.3%)
7-Eleven, Inc. 144A sr. unsec. notes 1.30%, 2/10/28	488,000	444,104
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	240,000	234,603
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	148,000	136,060
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. notes 7.875%, 2/15/31	370,000	375,021
Allied Universal Holdco, LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29	390,000	358,717
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	407,000	398,100
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	53,000	46,218
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	180,000	172,279
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	265,000	243,272
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30	198,200	176,470
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)	665,000	684,604
Bath & Body Works, Inc. company guaranty sr. unsec. sub. bonds 6.875%, 11/1/35	525,000	532,387
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27 ‡‡	170,000	160,029
Boost Newco Borrower, LLC 144A sr. notes 7.50%, 1/15/31	275,000	286,464
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	480,000	443,076
Caesars Entertainment, Inc. 144A company guaranty sr. notes 6.50%, 2/15/32	50,000	49,875
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30	405,000	410,801
Caesars Entertainment, Inc. 144A sr. unsec. notes 6.00%, 10/15/32	140,000	130,861
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	500,000	459,966
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28	275,000	226,878
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29	80,000	83,746
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	375,000	359,006
Carnival Corp. 144A company guaranty sr. unsec. sub. notes 6.125%, 2/15/33	155,000	152,859
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/15/30	284,000	283,071
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27	505,000	505,633
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 6/1/31 ‡‡	150,000	166,802
Carvana Co. 144A company guaranty sr. sub. notes 9.00%, 12/1/28 ‡‡	236,340	243,647
Churchill Downs, Inc. 144A sr. unsec. notes 5.75%, 4/1/30	275,000	269,213
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	225,000	218,542
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30	300,000	294,418
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	250,000	215,198

Dynamic Asset Allocation Growth Fund
21

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		$195,000	$181,472
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34		135,000	131,631
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		590,000	561,901
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	732,616
EMRLD Borrower LP/Emerald Co-Issuer, Inc. company guaranty sr. bonds Ser. REGS, 6.375%, 12/15/30	EUR	100,000	111,455
FirstCash, Inc. 144A sr. unsec. notes 6.875%, 3/1/32 (Mexico)		$675,000	684,250
Foundation Building Materials, Inc. 144A company guaranty sr. unsec. notes 6.00%, 3/1/29		335,000	273,834
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		42,000	40,237
Gray Media, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 11/15/31		105,000	65,681
Great Canadian Gaming Corp. 144A sr. notes 8.75%, 11/15/29 (Canada)		330,000	331,885
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		420,000	443,023
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54		215,000	207,818
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34		215,000	215,800
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		184,000	187,246
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		337,000	337,031
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)		465,000	488,128
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)		29,000	30,441
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)		74,000	74,613
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)		149,000	150,967
Hyundai Capital America 144A sr. unsec. notes 4.875%, 11/1/27 (South Korea)		215,000	215,532
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)		55,000	53,841
IHO Verwaltungs, GmbH 144A sr. notes 7.75%, 11/15/30 (Germany)		200,000	197,262
IHO Verwaltungs, GmbH 144A sr. sub. notes 8.00%, 11/15/32 (Germany)		200,000	195,160
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		698,000	696,974
Iron Mountain, Inc. 144A company guaranty sr. unsec. sub. notes 6.25%, 1/15/33		580,000	574,825
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		250,000	213,195
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		435,000	383,217
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		365,000	380,623
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		55,000	56,386
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		415,000	421,016
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	121,298
Marriott International, Inc./MD sr. unsec. unsub. notes Ser. GG, 3.50%, 10/15/32		430,000	383,604
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		140,000	138,125
McGraw-Hill Education, Inc. 144A sr. notes 7.375%, 9/1/31		365,000	367,382
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		145,000	141,723
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		420,000	413,554
Miter Brands Acquisition Holdco, Inc./MIWD Borrower, LLC 144A company guaranty sr. notes 6.75%, 4/1/32		300,000	297,526
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		320,000	288,430
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31		520,000	442,691
Moody’s Corp. sr. unsec. sub. bonds 5.00%, 8/5/34		165,000	164,096
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		120,000	126,306
NCL Corp., Ltd. 144A sr. unsec. notes 6.75%, 2/1/32		200,000	197,700
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		170,000	177,283
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	515,000	577,713
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$155,000	162,159
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		562,000	580,399
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		76,000	72,555
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		255,000	240,627
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		185,000	173,420
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	386,236
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		160,000	166,785
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		90,000	88,518
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 4.625%, 3/15/30		245,000	224,256
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		115,000	110,659
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28		260,000	250,575
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		64,000	61,945
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		295,000	292,757
Pinewood Finco PLC 144A notes 6.00%, 3/27/30 (United Kingdom)	GBP	260,000	331,791
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty notes 6.25%, 1/15/28		$350,000	350,532

22
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		$60,000	$60,585
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.00%, 2/1/33		485,000	485,074
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.625%, 9/30/31		215,000	211,266
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		185,000	185,125
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		65,000	64,053
RR Donnelley & Sons Co. 144A sr. notes 9.50%, 8/1/29		460,000	456,097
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		20,000	18,357
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27		120,000	116,231
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		87,000	73,806
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		285,000	269,075
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	196,591
Sinclair Television Group, Inc. 144A sr. notes 8.125%, 2/15/33		690,000	681,326
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		320,000	274,557
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		225,000	210,118
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		325,000	326,456
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 6.625%, 5/1/32		130,000	131,182
Specialty Building Products Holdings, LLC/SBP Finance Corp. 144A sr. notes 7.75%, 10/15/29		140,000	129,464
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	200,000	210,563
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$90,000	78,326
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		380,000	350,937
Station Casinos, LLC 144A company guaranty sr. unsec. sub. notes 6.625%, 3/15/32		195,000	193,576
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		245,000	220,345
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		110,000	110,016
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		210,000	201,999
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		135,000	134,800
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28		123,000	121,327
Veritiv Operating Co. 144A company guaranty sr. notes 10.50%, 11/30/30		115,000	121,909
Viking Cruises, Ltd. 144A sr. unsec. notes 9.125%, 7/15/31		305,000	326,047
Viking Cruises, Ltd. 144A sr. unsec. notes 7.00%, 2/15/29		120,000	120,481
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		194,000	247,280
Walt Disney Co. (The) company guaranty sr. unsec. notes 2.20%, 1/13/28		78,000	73,967
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		469,000	413,364
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		450,000	439,054
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28		240,000	227,985
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		610,000	586,111
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. bonds 5.125%, 10/1/29		310,000	297,701
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		470,000	486,678
			33,582,454
Consumer staples (0.3%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		300,000	271,761
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 6.125%, 6/15/29 (Canada)		110,000	110,802
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		343,000	337,006
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		200,000	170,074
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		555,000	549,549
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		295,000	276,206
Chobani Holdco, LLC 144A sr. unsec. notes 8.75%, 10/1/29 ‡‡		105,000	114,393
Chobani, LLC/Chobani Finance Corp., Inc. 144A sr. unsec. notes 7.625%, 7/1/29		290,000	298,321
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		170,000	174,246
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 4.75%, 1/15/29		275,000	266,452
Energizer Gamma Acquisition BV company guaranty sr. unsec. notes Ser. REGS, 3.50%, 6/30/29	EUR	220,000	221,959
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 4.375%, 3/31/29		$120,000	111,867
EquipmentShare.com, Inc. 144A notes 9.00%, 5/15/28		265,000	274,878
EquipmentShare.com, Inc. 144A notes 8.625%, 5/15/32		185,000	190,924
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		129,000	126,937
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		400,000	346,255

Dynamic Asset Allocation Growth Fund
23

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Consumer staples cont.
Gates Corp./DE 144A company guaranty sr. unsec. notes 6.875%, 7/1/29	$40,000	$40,743
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 6.625%, 6/15/29	160,000	160,667
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27	280,000	279,062
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	128,000	119,750
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	150,000	141,018
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	263,000	263,509
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	135,000	132,631
Mars, Inc. 144A sr. unsec. bonds 5.80%, 5/1/65	25,000	25,080
Mars, Inc. 144A sr. unsec. sub. bonds 5.70%, 5/1/55	45,000	44,994
Mars, Inc. 144A sr. unsec. sub. bonds 5.65%, 5/1/45	55,000	55,152
Mars, Inc. 144A sr. unsec. sub. notes 5.20%, 3/1/35	60,000	60,323
Mars, Inc. 144A sr. unsec. sub. notes 5.00%, 3/1/32	45,000	45,207
Mars, Inc. 144A sr. unsec. sub. notes 4.60%, 3/1/28	440,000	441,852
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	94,000	93,622
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	226,000	217,067
Opal Bidco SAS 144A sr. notes 6.50%, 3/31/32 (France)	715,000	715,000
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	438,000	446,728
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	205,000	204,468
United Rentals North America, Inc. 144A company guaranty sr. unsec. notes 6.125%, 3/15/34	240,000	240,450
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32	70,000	72,852
US Foods, Inc. 144A sr. unsec. notes 5.75%, 4/15/33	225,000	219,446
Wayfair, LLC 144A company guaranty sr. sub. notes 7.75%, 9/15/30	290,000	280,704
Wayfair, LLC 144A company guaranty sr. sub. notes 7.25%, 10/31/29	290,000	278,430
		8,420,385
Energy (0.6%)
Aris Water Holdings, LLC 144A company guaranty sr. unsec. sub. notes 7.25%, 4/1/30	325,000	328,936
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	25,000	26,976
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	1,010,000	982,777
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 3/15/33	390,000	388,310
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28	155,000	160,152
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	270,000	277,612
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	150,000	155,928
Coronado Finance Pty, Ltd. 144A company guaranty sr. sub. notes 9.25%, 10/1/29 (Australia)	95,000	88,080
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	170,000	194,635
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	120,000	136,845
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	435,000	442,518
Encino Acquisition Partners Holdings, LLC 144A sr. unsec. notes 8.75%, 5/1/31	220,000	233,931
Expand Energy Corp. 144A company guaranty sr. unsec. notes 6.75%, 4/15/29	665,000	673,797
Expand Energy Corp. company guaranty sr. unsec. notes 5.375%, 3/15/30	80,000	79,473
Harbour Energy PLC 144A company guaranty sr. unsec. notes 5.50%, 10/15/26 (United Kingdom)	340,000	340,449
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30	175,000	171,518
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	210,000	206,919
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 6.50%, 6/1/29	140,000	142,904
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.875%, 3/1/28	175,000	175,928
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)	220,000	217,758
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	575,000	569,428
Kraken Oil & Gas Partners, LLC 144A sr. unsec. notes 7.625%, 8/15/29	445,000	434,914
Matador Resources Co. 144A company guaranty sr. unsec. notes 6.25%, 4/15/33	460,000	449,848
Matador Resources Co. 144A sr. unsec. notes 6.50%, 4/15/32	355,000	352,106
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 8.875%, 8/15/31	455,000	395,525
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27	225,000	222,163
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	800,000	792,104
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	138,000	146,434
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	258,881
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	500,000	490,310
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	715,000	733,056
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	80,000	81,246
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	126,000	110,810
Petronas Capital, Ltd. 144A company guaranty sr. unsec. notes 4.95%, 1/3/31 (Malaysia)	330,000	331,460

24
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Energy cont.
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	$128,000	$128,204
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	180,000	176,025
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	395,000	371,312
Seadrill Finance, Ltd. 144A company guaranty notes 8.375%, 8/1/30 (Bermuda)	280,000	280,073
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28	300,000	308,986
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	165,000	165,074
SM Energy Co. 144A sr. unsec. notes 7.00%, 8/1/32	285,000	279,982
South Bow USA Infrastructure Holdings, LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	345,000	342,462
Southern Gas Corridor CJSC company guaranty sr. unsec. notes Ser. REGS, 6.875%, 3/24/26 (Azerbaijan)	220,000	222,399
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	190,000	186,642
Sunoco LP 144A sr. unsec. notes 6.25%, 7/1/33	335,000	335,582
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	109,000	106,751
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28	61,154	62,415
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	136,500	135,764
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)	144,762	147,986
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 6.80%, 3/15/38	380,000	291,618
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30	92,000	95,608
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29	240,000	222,346
Venture Global LNG, Inc. 144A jr. unsec. sub. bonds 9.00%, 9/30/54	315,000	299,180
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32	260,000	276,305
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29	280,000	300,422
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	355,000	360,292
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28	135,000	138,032
Viper Energy, Inc. 144A sr. unsec. sub. notes 7.375%, 11/1/31	430,000	450,140
Viper Energy, Inc. 144A sr. unsec. sub. notes 5.375%, 11/1/27	70,000	69,403
Williams Cos., Inc. (The) sr. unsec. sub. bonds 5.60%, 3/15/35	173,000	176,412
		16,723,146
Financials (2.1%)
ABN AMRO Bank NV 144A sr. unsec. unsub. notes 4.988%, 12/3/28 (Netherlands)	300,000	302,052
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	199,705
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. notes 7.50%, 11/6/30	335,000	341,048
Acrisure, LLC/Acrisure Finance, Inc. 144A sr. unsec. notes 8.50%, 6/15/29	335,000	349,248
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	220,000	223,095
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	600,000	531,835
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.875%, 4/1/28 (Ireland)	150,000	150,573
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)	600,000	586,143
AerCap Ireland Capital DAC/AerCap Global Aviation Trust jr. sub. bonds 6.95%, 3/10/55 (Ireland)	150,000	153,587
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	195,000	178,996
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	434,000	432,418
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	140,000	144,200
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	519,000	486,423
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	275,000	286,608
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	475,000	475,342
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 7.00%, 1/15/31	440,000	441,698
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 7.375%, 10/1/32	100,000	100,564
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 5.875%, 11/1/29	415,000	401,510
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	562,000	626,538
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	250,000	249,918
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28	200,000	181,279
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	265,000	268,240
ANZ New Zealand Int’l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)	200,000	196,011
Apollo Commercial Real Estate Finance, Inc. 144A company guaranty sr. notes 4.625%, 6/15/29	320,000	290,498
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	255,000	243,935
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	240,000	231,536
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	265,000	273,217
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	217,000	215,215
Aretec Group, Inc. 144A company guaranty sr. sub. notes 10.00%, 8/15/30	100,000	107,485

Dynamic Asset Allocation Growth Fund
25

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Financials cont.
Athene Global Funding 144A notes 5.526%, 7/11/31	$245,000	$248,692
Athene Global Funding 144A notes 5.349%, 7/9/27	375,000	380,175
Athene Global Funding 144A notes 1.985%, 8/19/28	440,000	401,113
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	203,078
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	200,000	191,514
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	198,301
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)	800,000	691,542
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	800,000	801,440
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27	1,055,000	1,017,118
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	190,000	170,623
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	1,350,000	1,212,069
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,030,000	1,070,360
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	270,000	267,632
Bank of Nova Scotia (The) jr. unsec. sub. bonds 7.35%, 4/27/85 (Canada)	200,000	198,647
Barclays PLC sr. unsec. unsub. notes 5.367%, 2/25/31 (United Kingdom)	200,000	202,258
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	375,000	240,880
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	90,000	79,752
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	120,000	100,211
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	133,000	128,210
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	200,000	172,151
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	200,000	198,951
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	535,000	539,899
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	200,000	205,206
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	926,000	759,980
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	1,422,000	1,391,325
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	15,000	15,073
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	323,000	319,142
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	240,000	203,705
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	430,000	428,072
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	210,406
CNO Global Funding 144A notes 4.95%, 9/9/29	261,000	262,183
CNO Global Funding 144A notes 4.875%, 12/10/27	130,000	130,347
CNO Global Funding 144A notes 2.65%, 1/6/29	210,000	194,289
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	580,000	565,261
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	230,000	222,485
Corebridge Global Funding 144A sr. unsec. unsub. notes 5.20%, 6/24/29	160,000	162,701
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 9.25%, 12/15/28	135,000	143,086
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	835,000	814,104
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 6.72%, 1/18/29 (Germany)	175,000	183,229
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	100,000	109,719
Encore Capital Group, Inc. 144A company guaranty sr. notes 9.25%, 4/1/29	200,000	209,714
Encore Capital Group, Inc. 144A company guaranty sr. notes 8.50%, 5/15/30	425,000	438,647
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	468,000	468,972
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	649,000	674,435
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	200,000	193,263
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30	250,000	275,668
Freedom Mortgage Holdings, LLC 144A sr. unsec. notes 8.375%, 4/1/32	460,000	449,855
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	254,000	249,975
GGAM Finance, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 2/15/27 (Ireland)	105,000	107,662
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	175,000	151,629
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26 R	96,000	96,364
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,531,000	1,510,242
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30	320,000	329,816
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36	361,000	297,595
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	240,000	244,900
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	140,000	113,940
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	104,000	103,159
Jane Street Group/JSG Finance, Inc. 144A sr. notes 6.125%, 11/1/32	715,000	704,048
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.03%, 3/16/26	280,000	280,611
Jefferson Capital Holdings, LLC 144A sr. unsec. notes 9.50%, 2/15/29	370,000	394,113

26
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Financials cont.
Jones Deslauriers Insurance Management, Inc. 144A sr. notes 8.50%, 3/15/30 (Canada)	$130,000	$136,656
Jones Deslauriers Insurance Management, Inc. 144A sr. unsec. notes 10.50%, 12/15/30 (Canada)	300,000	321,550
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.585%, 5/15/47	116,000	108,418
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	44,000	43,127
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	570,000	583,564
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	1,350,000	1,324,407
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	743,000	763,753
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	700,000	636,781
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	160,000	144,898
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25 R	65,000	64,852
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27 R	310,000	302,142
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	215,000	214,567
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	239,000	252,748
LPL Holdings, Inc. company guaranty sr. unsec. notes 5.20%, 3/15/30	247,000	248,077
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.50%, 3/26/31 (United Kingdom)	50,000	52,110
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 6.40%, 3/26/29 (United Kingdom)	35,000	36,217
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	75,000	74,013
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	175,000	158,829
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	212,000	211,344
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	255,000	253,567
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	475,000	481,598
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	1,365,000	1,335,454
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	470,000	464,977
Morgan Stanley unsec. sub. notes 5.297%, 4/20/37	122,000	119,705
Morgan Stanley Bank NA sr. unsec. notes 5.016%, 1/12/29	470,000	475,734
MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 8.50%, 2/15/32	600,000	611,672
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	137,000	140,271
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	35,000	35,912
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 7.125%, 2/1/32	290,000	301,496
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31	700,000	700,398
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	265,000	267,826
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	155,000	132,837
OneMain Finance Corp. company guaranty sr. unsec. notes 7.50%, 5/15/31	280,000	285,138
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 11/15/31	275,000	276,868
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	325,000	309,449
PHH Escrow Issuer, LLC/PHH Corp. 144A sr. unsec. notes 9.875%, 11/1/29	640,000	618,253
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	725,000	691,225
Power Finance Corp., Ltd. sr. unsec. notes Ser. REGS, 3.95%, 4/23/30 (India)	240,000	228,119
PRA Group, Inc. 144A company guaranty sr. unsec. notes 8.875%, 1/31/30	560,000	584,709
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	113,000	100,968
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	47,000	44,972
Protective Life Global Funding 144A 5.467%, 12/8/28	305,000	313,834
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 7.25%, 7/15/28	80,000	81,976
RHP Hotel Properties LP/RHP Finance Corp. 144A company guaranty sr. unsec. sub. notes 6.50%, 4/1/32	330,000	329,671
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	475,000	484,265
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	285,000	284,841
Santander UK Group Holdings PLC sr. unsec. unsub. FRN 6.833%, 11/21/26 (United Kingdom)	575,000	582,266
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	435,000	426,327
Truist Bank unsec. sub. FRN Ser. BKNT, 4.632%, 9/17/29	250,000	244,778
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	310,000	309,446
Truist Financial Corp. sr. unsec. unsub. notes Ser. MTN, 5.435%, 1/24/30	235,000	239,913
U.S. Bancorp unsec. sub. FRB 2.491%, 11/3/36	630,000	523,502
UBS Group AG jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	206,000	206,456
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	285,000	278,441
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	585,000	582,275
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)	385,000	392,056
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	308,000	299,554
VICI Properties LP sr. unsec. notes 5.125%, 11/15/31 R	330,000	325,714
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	411,000	411,293
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	154,000	150,775

Dynamic Asset Allocation Growth Fund
27

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Financials cont.
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		$1,935,000	$1,736,696
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		235,000	241,436
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		219,000	218,915
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		170,000	125,761
XHR LP 144A company guaranty sr. unsec. notes 6.625%, 5/15/30		95,000	93,384
			54,021,230
Health care (0.7%)
1261229 BC, Ltd. 144A sr. notes 10.00%, 4/15/32 (Canada)		200,000	198,991
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29		355,000	359,570
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	196,656
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		135,000	131,665
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53		51,000	50,066
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30		105,000	107,422
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		495,000	503,984
AthenaHealth Group, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		405,000	380,249
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		180,000	186,975
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		210,000	213,071
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30		372,000	339,612
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29		395,000	401,935
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		220,000	192,627
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 10.875%, 1/15/32		245,000	241,673
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		180,000	172,030
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	109,399
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		530,000	437,902
Concentra Escrow Issuer Corp. 144A sr. unsec. notes 6.875%, 7/15/32		265,000	269,970
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55		235,000	237,441
CVS Health Corp. jr. unsec. sub. bonds 6.75%, 12/10/54		140,000	139,733
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		140,000	125,682
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		4,007	4,037
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		108,331	104,777
DaVita Inc. 144A company guaranty sr. unsec. notes 6.875%, 9/1/32		695,000	699,451
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		155,000	111,491
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		145,000	133,399
Eli Lilly and Co. sr. unsec. unsub. notes 4.75%, 2/12/30		300,000	304,678
Endo Finance Holdings, Inc. 144A sr. notes 8.50%, 4/15/31		145,000	151,348
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27		110,000	112,971
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29		270,000	270,908
Grifols SA company guaranty sr. unsec. notes 3.875%, 10/15/28 (Spain)	EUR	755,000	752,715
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		$76,000	75,767
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		118,000	114,609
HCA, Inc. company guaranty sr. unsec. notes 5.45%, 4/1/31		400,000	406,413
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		410,000	370,763
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		250,000	257,041
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)		215,000	219,556
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26		131,000	130,921
Insulet Corp. 144A sr. unsec. notes 6.50%, 4/1/33		100,000	101,715
Kedrion SpA 144A company guaranty sr. notes 6.50%, 9/1/29 (Italy)		540,000	512,458
Medline Borrower LP 144A sr. notes 3.875%, 4/1/29		305,000	285,303
Medline Borrower LP 144A sr. unsec. notes 5.25%, 10/1/29		180,000	172,847
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	312,355
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	544,252
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		105,000	99,769
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		403,000	398,753
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		87,000	87,226
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	460,781
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29		360,000	362,495
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		65,000	57,976
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		550,000	542,355
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		215,000	202,764
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		345,000	343,836

28
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.		Principal amount	Value
Health care cont.
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	495,000	$535,155
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$225,000	251,051
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 7.875%, 9/15/29 (Israel)		200,000	215,373
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		555,000	542,750
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	200,896
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	729,919
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		291,000	274,042
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37		305,000	323,373
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		244,000	214,642
			16,989,584
Technology (0.5%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		175,000	171,015
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52		240,000	193,379
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		598,000	530,944
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	263,551
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34		36,000	36,572
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29		224,000	228,128
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		494,000	488,687
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,147,000	1,116,169
Broadcom, Inc. sr. unsec. notes 5.05%, 4/15/30		155,000	157,110
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29		280,000	283,960
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		80,000	65,699
Cadence Design Systems, Inc. sr. unsec. sub. notes 4.30%, 9/10/29		270,000	267,384
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		170,000	169,668
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		290,000	282,114
CommScope, LLC 144A company guaranty sr. unsec. notes 7.125%, 7/1/28		590,000	522,658
Fortress Intermediate 3, Inc. 144A sr. notes 7.50%, 6/1/31		245,000	247,290
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		315,000	290,813
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54		113,000	107,586
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34		57,000	55,553
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31		113,000	111,880
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29		552,000	546,167
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		290,000	275,643
McAfee Corp. 144A sr. unsec. notes 7.375%, 2/15/30		745,000	660,015
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54		385,000	377,499
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		930,000	909,728
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		152,000	140,738
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		305,000	236,822
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31		295,000	264,195
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		870,000	660,151
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		260,000	245,372
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		110,000	98,908
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		315,000	265,936
Snap, Inc. 144A company guaranty sr. unsec. notes 6.875%, 3/1/33		715,000	715,593
Synopsys, Inc. sr. unsec. notes 4.85%, 4/1/30		320,000	322,175
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		430,000	396,687
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		355,000	360,387
			12,066,176
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		235,000	230,152
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		97,917	97,723
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)		295,000	289,064
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		645,000	617,338
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	200,615
OneSky Flight, LLC 144A sr. unsec. notes 8.875%, 12/15/29		270,000	273,143

Dynamic Asset Allocation Growth Fund
29

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Transportation cont.
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	$113,000	$110,716
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	145,000	144,339
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	325,000	327,186
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.70%, 7/25/33 (Ireland)	200,000	203,900
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	470,000	476,930
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	90,000	85,233
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 7.125%, 8/1/32	395,000	397,569
		3,453,908
Utilities and power (0.6%)
AES Andes SA 144A sr. unsec. notes 6.25%, 3/14/32 (Chile)	200,000	201,482
AES Corp. (The) sr. unsec. notes 5.45%, 6/1/28	145,000	147,560
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	188,000	182,868
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	230,000	196,706
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29	180,000	181,746
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	510,000	504,884
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	95,000	81,631
California Buyer, Ltd./Atlantica Sustainable Infrastructure PLC 144A sr. unsec. notes 6.375%, 2/15/32 (United Kingdom)	320,000	310,644
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	195,000	186,328
Comision Federal de Electricidad company guaranty sr. unsec. unsub. notes Ser. REGS, 3.875%, 7/26/33 (Mexico)	280,000	230,800
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	130,000	110,250
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	235,000	241,428
Duke Energy Carolinas, LLC sr. notes 4.95%, 1/15/33	45,000	45,026
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	350,000	269,913
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	445,000	431,734
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	80,000	88,129
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	191,000	185,671
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)	200,000	225,441
Electricite De France SA 144A sr. unsec. notes 5.75%, 1/13/35 (France)	100,000	101,435
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	540,000	557,223
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	355,000	297,695
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	210,000	208,987
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	625,000	591,206
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	84,000	85,310
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	79,000	78,818
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	1,275,000	1,262,595
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53	110,000	109,559
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27	330,000	335,065
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	50,000	51,104
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	140,000	133,342
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	305,000	349,047
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29	175,000	176,510
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26	115,000	110,065
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. bonds 5.45%, 3/15/35	895,000	903,375
NiSource, Inc. sr. unsec. unsub. bonds 5.85%, 4/1/55	180,000	179,088
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.25%, 11/1/34	310,000	305,440
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity	265,000	292,580
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	45,000	43,558
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	405,000	313,052
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	50,000	46,913
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	570,000	589,101
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	435,000	441,122
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara sr. unsec. unsub. notes Ser. REGS, 5.45%, 5/21/28 (Indonesia)	225,000	227,411
PG&E Corp. jr. unsec. sub. bonds 7.375%, 3/15/55	180,000	177,363
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	380,000	365,206
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	75,000	76,638
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	140,000	134,311
Southern California Gas Co. sr. unsub. bonds 5.05%, 9/1/34	185,000	182,797
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	295,000	304,325

30
Dynamic Asset Allocation Growth Fund

CORPORATE BONDS AND NOTES (8.2%)* cont.	Principal amount	Value
Utilities and power cont.
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	$865,000	$842,551
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51	135,000	138,994
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity	185,000	187,488
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	105,000	106,196
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	212,000	205,318
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 6.875%, 4/15/32	185,000	188,717
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	150,000	147,809
Vistra Operations Co., LLC 144A sr. notes 5.05%, 12/30/26	85,000	85,330
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31	330,000	345,884
Wisconsin Electric Power Co. sr. unsec. unsub. bonds 4.60%, 10/1/34	183,000	177,435
		15,278,204
Total corporate bonds and notes (cost $217,747,261)		$212,184,420
U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.8%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.4%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 11/20/53	$1,348,217	$1,392,375
5.50%, with due dates from 3/20/53 to 7/20/53	3,314,734	3,363,690
5.00%, TBA, 4/1/55	4,000,000	3,934,793
4.50%, TBA, 4/1/55	7,000,000	6,716,719
4.50%, 5/20/49	40,354	38,867
4.00%, 2/20/48	2,581,004	2,438,102
3.00%, TBA, 4/1/55	6,000,000	5,315,160
3.00%, with due dates from 8/20/49 to 1/20/54	14,589,617	12,964,820
		36,164,526
U.S. Government Agency Mortgage Obligations (3.4%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	176,882	183,003
6.00%, 5/1/53	1,362,618	1,398,217
5.50%, with due dates from 5/1/53 to 9/1/53	1,832,843	1,846,897
4.00%, 9/1/45	110,844	105,675
3.00%, 1/1/48	3,578,256	3,155,224
2.50%, with due dates from 8/1/50 to 8/1/51	1,692,975	1,426,887
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,406,360	1,455,065
6.00%, with due dates from 5/1/53 to 6/1/53	1,669,334	1,709,799
5.28%, 12/1/28	218,000	224,698
4.50%, with due dates from 2/1/39 to 4/1/39	10,893	10,764
4.00%, 1/1/57	393,050	367,557
3.50%, with due dates from 6/1/56 to 10/1/56	2,075,854	1,872,320
3.50%, with due dates from 11/1/51 to 4/1/52	1,644,041	1,492,600
3.00%, with due dates from 4/1/46 to 4/1/52	4,944,354	4,379,109
2.73%, 9/1/29	264,482	247,713
2.50%, with due dates from 7/1/50 to 8/1/51	11,300,452	9,504,985
Uniform Mortgage-Backed Securities
5.00%, TBA, 4/1/55	20,000,000	19,604,134
4.00%, TBA, 4/1/55	2,000,000	1,863,737
3.50%, TBA, 4/1/55	9,000,000	8,117,621
2.50%, TBA, 4/1/55	25,000,000	20,791,755
2.50%, TBA, 4/1/40	10,000,000	9,253,473
		89,011,233
Total U.S. government and agency mortgage obligations (cost $129,539,852)		$125,175,759
MORTGAGE-BACKED SECURITIES (1.7%)*	Principal amount	Value
Agency collateralized mortgage obligations (0.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 6.471%, 3/15/35	$12,786	$13,151
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	1,654,087	293,422
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.49%, 10/25/53	323,431	325,750
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,406,851	548,174

Dynamic Asset Allocation Growth Fund
31

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	$3,370,624	$856,172
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	3,129,156	625,648
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,577,355	544,644
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,555,173	522,886
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,057,933	589,067
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	1,886,466	350,024
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.587%, 4/15/44	2,777,238	275,802
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,251,202	401,844
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,332,383	732,658
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	3,956,660	415,375
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	3,943,480	509,131
FRB Ser. 02-W8, Class 1, IO, 0.291%, 6/25/42 W	149,009	1,718
REMICs Ser. 01-79, Class BI, IO, 0.244%, 3/25/45 W	46,997	242
REMICs Ser. 03-34, PO, zero %, 4/25/43	4,735	4,338
Government National Mortgage Association
FRB Ser. 23-152, Class FB, IO, (US 30 Day Average SOFR + 1.15%), 5.494%, 4/20/51	444,798	452,030
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	2,288,042	461,762
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	3,849,023	619,541
FRB Ser. 16-H16, Class LI, IO, 3.335%, 7/20/66 W	3,381,201	136,857
Ser. 22-60, Class IY, IO, 3.00%, 2/20/52	4,288,175	652,388
Ser. 15-H26, Class EI, IO, 1.778%, 10/20/65 W	801,922	26,284
		9,358,908
Commercial mortgage-backed securities (0.6%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.931%, 5/15/53 W	4,057,825	152,362
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 5.514%, 11/17/38 (Cayman Islands)	43,157	43,077
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.196%, 3/15/63 W	1,744,437	77,352
FRB Ser. 19-BN20, Class XA, IO, 0.807%, 9/15/62 W	3,692,213	114,092
Bank5 FRB Ser. 24-5YR7, Class XA, 1.334%, 6/15/57 W	6,793,819	334,570
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	187,000	161,729
FRB Ser. 19-C4, Class XA, IO, 1.518%, 8/15/52 W	4,366,432	225,888
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.781%, 12/16/36 (Cayman Islands)	366,496	366,812
Benchmark Mortgage Trust FRB Ser. 20-B22, Class XA, IO, 1.503%, 1/15/54 W	1,733,519	118,711
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.484%, 5/15/38 (Cayman Islands)	389,141	385,989
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50 W	266,000	248,974
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50 W	193,000	182,650
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47 W	29,158	28,043
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	214,000	197,680
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.723%, 5/10/47 W	452,000	415,587
FRB Ser. 13-CR13, Class C, 4.646%, 11/10/46 W	87,787	81,588
FRB Ser. 14-CR20, Class C, 4.541%, 11/10/47 W	581,519	560,724
FRB Ser. 15-LC21, Class B, 4.327%, 7/10/48 W	370,000	365,652
FRB Ser. 15-LC19, Class C, 4.216%, 2/10/48 W	530,000	511,498
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47 W	159,318	157,387
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	221,604	211,899
Ser. 15-CR22, Class B, 3.926%, 3/10/48 W	224,000	219,184
Ser. 15-CR23, Class AM, 3.801%, 5/10/48	171,000	170,809
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	160,129	158,189
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.787%, 5/10/47 W	285,000	233,506
FRB Ser. 13-CR13, Class D, 4.646%, 11/10/46 W	347,000	211,153
FRB Ser. 15-LC23, Class D, 3.544%, 10/10/48 W	336,000	289,194
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49 W	1,068,761	146

32
Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57 W	$253,000	$245,678
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	323,000	313,047
Ser. 15-C2, Class AS, 3.849%, 6/15/57 W	321,000	317,970
Ser. 19-C17, Class AS, 3.278%, 9/15/52	428,000	383,982
FRB Ser. 20-C19, Class XA, IO, 1.089%, 3/15/53 W	6,276,554	250,815
FRB Ser. 21-C20, Class XA, IO, 0.991%, 3/15/54 W	2,578,252	113,383
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.288%, 8/10/44 W	567,431	545,950
FREMF Mortgage Trust 144A FRB Ser. 15-K51, Class B, 3.96%, 10/25/48 W	472,000	468,403
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 5.684%, 11/16/36 (Cayman Islands)	140,868	140,928
GS Mortgage Securities Trust
FRB Ser. 19-GC38, Class XA, 1.007%, 2/10/52 W	5,371,897	179,241
FRB Ser. 14-GC22, Class XA, IO, 0.496%, 6/10/47 W	1,313,833	7,523
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C18, Class B, 4.484%, 2/15/47 W	347,622	336,446
FRB Ser. 14-C23, Class B, 4.466%, 9/15/47 W	233,000	224,433
FRB Ser. 14-C23, Class C, 4.466%, 9/15/47 W	503,000	472,244
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 06-CB17, Class X, IO, 0.502%, 12/12/43 W	141,521	2,735
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 4.966%, 5/15/45 W	205,000	197,801
KREF, Ltd. 144A FRB Ser. 22-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 5.767%, 2/17/39	220,341	219,918
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	1,115,254	929
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	585,000	566,809
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 5.531%, 7/16/36 (Cayman Islands)	280,497	280,508
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C24, Class B, 4.318%, 5/15/48 W	225,000	219,978
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48 W	357,000	309,083
Ser. 14-C19, Class C, 4.00%, 12/15/47	115,433	111,784
FRB Ser. 13-C10, Class B, 3.98%, 7/15/46 W	457,536	427,807
Morgan Stanley Capital I Trust
Ser. 18-L1, Class A3, 4.139%, 10/15/51	246,000	241,167
Ser. 16-UB12, Class AS, 3.778%, 12/15/49 W	200,000	189,207
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 0.972%, 12/15/50 W	3,158,167	70,831
FRB Ser. 18-C8, Class XA, IO, 0.808%, 2/15/51 W	6,831,022	135,624
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.318%, 11/15/48 W	12,785	30
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53 W	139,000	124,379
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	274,000	259,407
FRB Ser. 19-C52, Class XA, IO, 1.559%, 8/15/52 W	4,892,704	256,466
FRB Ser. 24-5C1, Class XA, 1.029%, 7/15/57 W	8,016,055	310,500
FRB Ser. 16-LC25, Class XA, IO, 0.816%, 12/15/59 W	4,284,794	43,183
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.822%, 7/15/46 W	256,000	145,539
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 3.75%, 3/15/45 W	849,000	808,489
FRB Ser. 14-C22, Class XA, IO, 0.253%, 9/15/57 W	2,124,838	334
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.464%, 3/15/44 (In default) † W	206,195	84,934
FRB Ser. 13-C15, Class D, 4.206%, 8/15/46 W	307,475	140,781
		15,372,711
Residential mortgage-backed securities (non-agency) (0.7%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	223,025	227,646
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.625%, 5/25/47	325,720	192,387
Angel Oak Mortgage Trust 144A Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69 ††	305,030	303,248
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	35,982	35,183
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	47,582	45,220

Dynamic Asset Allocation Growth Fund
33

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
BRAVO Residential Funding Trust 144A
Ser. 23-NQM5, Class A1, 6.505%, 6/25/63	$226,508	$228,314
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 5.34%, 8/25/69	174,925	173,447
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	285,000	273,536
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.194%, 5/25/35 W	77,470	76,308
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17%, perpetual maturity	117,958	118,066
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.575%, 6/25/46	338,074	328,168
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 5.094%, 11/20/35	232,197	226,281
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 4.86%, 12/25/35	432,136	272,959
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 4.815%, 8/25/46	597,375	515,993
FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.614%, 2/20/47	200,803	161,448
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69 ††	186,509	188,660
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 4.193%, 7/27/61 W	135,113	134,718
Ser. 21-RPL4, Class A1, 4.102%, 12/27/60 W	143,741	143,358
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 9.154%, 4/25/28	160,420	163,328
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.04%, 9/25/42	18,000	18,942
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.29%, 6/25/42	344,319	351,417
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.24%, 4/25/42	17,000	17,494
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 6.99%, 7/25/42	445,055	454,130
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.64%, 8/25/42	166,489	169,585
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.54%, 5/25/42	167,637	169,888
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.49%, 9/25/42	36,396	36,716
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.44%, 3/25/42	8,710	8,768
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.436%, 3/25/43	106,471	107,915
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.34%, 6/25/43	50,443	50,680
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.34%, 4/25/42	64,071	64,564
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.19%, 11/25/43	62,925	63,598
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.19%, 11/25/43	49,847	50,267
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.14%, 11/25/41	521,000	523,667
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 5.99%, 1/25/34	43,403	43,497
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 5.84%, 10/25/41	207,488	207,668
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.64%, 2/25/42	116,027	116,087
Structured Agency Credit Risk Trust REMICs FRB Ser. 25-DNA1, Class A1, (US 30 Day Average SOFR + 0.95%), 5.29%, 1/25/45	633,675	632,551
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.29%, 12/25/41	53,693	53,535
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	76,662	76,242
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.404%, 8/25/28	114,148	118,499
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.204%, 8/25/28	167,509	174,327

34
Dynamic Asset Allocation Growth Fund

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (US 30 Day Average SOFR + 6.11%), 10.454%, 9/25/28	$83,260	$85,140
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.354%, 10/25/28	25,816	26,755
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.154%, 4/25/28	366,011	375,222
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (US 30 Day Average SOFR + 4.56%), 8.904%, 1/25/29	269,763	277,880
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (US 30 Day Average SOFR + 4.46%), 8.804%, 5/25/29	240,910	250,411
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.704%, 4/25/29	173,864	179,794
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (US 30 Day Average SOFR + 4.36%), 8.704%, 1/25/29	330,691	340,079
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (US 30 Day Average SOFR + 3.76%), 8.104%, 9/25/29	47,000	48,583
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (US 30 Day Average SOFR + 3.66%), 8.004%, 7/25/29	237,214	243,446
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.254%, 2/25/30	73,817	76,078
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.104%, 2/25/30	8,261	8,285
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 6.804%, 1/25/31	115,044	117,146
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 6.654%, 8/25/30	8,690	8,826
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 7.84%, 3/25/42	75,000	77,834
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.44%, 3/25/42	74,000	76,373
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.34%, 4/25/42	581,000	596,259
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.286%, 6/25/42	178,654	184,348
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.09%, 5/25/42	89,042	90,952
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 6.89%, 7/25/42	126,619	129,781
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.836%, 9/25/42	91,919	93,295
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.736%, 12/25/42	27,661	28,252
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.64%, 1/25/43	55,765	56,946
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.604%, 11/25/39	12,490	12,518
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.44%, 3/25/42	251,279	255,108
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.34%, 3/25/42	181,090	182,845
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.286%, 9/25/43	21,301	21,429
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 6.24%, 4/25/42	32,762	32,897
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.24%, 12/25/41	159,000	160,486
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.04%, 7/25/43	38,845	38,974
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 5.99%, 12/25/41	156,000	156,512
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.54%, 1/25/42	140,629	140,821

Dynamic Asset Allocation Growth Fund
35

MORTGAGE-BACKED SECURITIES (1.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.49%, 9/25/44	$188,679	$188,587
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1M1, (US 30 Day Average SOFR + 1.15%), 5.486%, 2/25/45	485,367	485,320
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.486%, 3/25/44	27,748	27,720
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.44%, 5/25/44	55,680	55,604
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.436%, 1/25/45	183,551	183,290
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.39%, 9/25/44	42,202	42,134
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.34%, 7/25/44	8,511	8,501
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.34%, 12/25/41	58,500	58,403
Connecticut Avenue Securities Trust FRB Ser. 25-R02, Class 1A1, (US 30 Day Average SOFR + 1.00%), 5.336%, 2/25/45	149,391	149,352
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1A1, (US 30 Day Average SOFR + 0.95%), 5.286%, 1/25/45	170,601	170,039
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.24%, 11/25/41	4,864	4,861
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.19%, 12/25/41	2,232	2,227
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	240,981	228,975
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 6.044%, 3/20/54	116,864	117,639
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	204,452	206,090
FRB Ser. 25-1, Class A11, (US 30 Day Average SOFR + 1.25%), 5.59%, 6/25/55	197,053	196,446
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 5.59%, 3/25/55	163,084	163,514
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (CME Term SOFR 1 Month + 0.91%), 5.235%, 2/25/34	238,580	238,261
MFRA Trust 144A Ser. 23-INV2, Class A1, 6.775%, 10/25/58	183,929	186,311
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	410,370	411,907
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (CME Term SOFR 1 Month + 0.94%), 5.26%, 8/25/34	66,419	64,434
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.864%, 8/26/47 W	47,966	47,921
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (CME Term SOFR 1 Month + 1.24%), 5.56%, 10/25/33	68,760	68,608
OBX Trust 144A Ser. 23-NQM4, Class A1, stepped-coupon 6.113% (7.113%, 5/1/27), 3/25/63 ††	334,738	336,208
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 5.485%, 10/25/34	126,089	124,508
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 5.802%, 7/25/54	372,850	371,991
PRPM Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.327% (7.292%, 7/1/28), 6/25/69 ††	884,874	901,691
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60 W	144,249	142,752
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	314,751
Ser. 20-3, Class A3, 2.591%, 4/25/65 W	407,000	364,553
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.285%, 5/25/47	498,983	399,231
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56 W	177,000	165,640
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (CME Term SOFR 1 Month + 1.07%), 5.395%, 7/25/45	85,299	85,527
FRB Ser. 05-AR11, Class A1B3, (CME Term SOFR 1 Month + 0.91%), 5.235%, 8/25/45	117,741	117,380
FRB Ser. 07-HY2, Class 1A1, 4.313%, 12/25/36 W	195,125	176,545
		18,498,501
Total mortgage-backed securities (cost $42,445,317)		$43,230,120

36
Dynamic Asset Allocation Growth Fund

COLLATERALIZED LOAN OBLIGATIONS (0.6%)*	Principal amount	Value
AGL Core CLO 31, Ltd. 144A FRB Ser. 24-31A, Class A, (CME Term SOFR 3 Month + 1.40%), 5.693%, 7/20/37 (Cayman Islands)	$250,000	$250,420
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 5.733%, 7/21/37 (Cayman Islands)	260,000	260,672
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 24-1A, Class A1, (CME Term SOFR 3 Month + 1.55%), 5.858%, 4/16/37 (Jersey)	250,000	250,497
Birch Grove CLO 2, Ltd. 144A FRB Ser. 24-2A, Class A1R, (CME Term SOFR 3 Month + 1.40%), 5.693%, 10/19/37 (Cayman Islands)	350,000	350,409
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 5.923%, 4/20/37 (Jersey)	325,000	326,132
CBAM CLO Management, Ltd. 144A FRB Ser. 21-12A, Class AR, (CME Term SOFR 3 Month + 1.44%), 5.735%, 7/20/34 (Cayman Islands)	250,000	250,195
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 5.754%, 7/17/34 (Cayman Islands)	246,000	246,318
CIFC Funding II, Ltd. 144A FRB Ser. 24-2RA, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.657%, 10/24/37 (Cayman Islands)	300,000	300,306
CIFC Funding, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 5.714%, 7/15/36 (Cayman Islands)	460,000	460,531
CIFC Funding, Ltd. 144A FRB Ser. 24-4A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.65%, 7/23/37 (Cayman Islands)	350,000	350,163
Crown Point CLO 10, Ltd. 144A FRB Ser. 21-10A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/20/34 (Cayman Islands)	250,000	250,121
Danby Park CLO, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.36%), 5.653%, 10/21/37 (Jersey)	460,000	459,742
Diameter Capital CLO, Ltd. 144A FRB Ser. 24-7A, Class A1A, (CME Term SOFR 3 Month + 1.48%), 5.773%, 7/20/37 (Cayman Islands)	300,000	300,278
Elevation CLO, Ltd. 144A FRB Ser. 25-10A, Class AR, (CME Term SOFR 3 Month + 0.92%), 5.242%, 10/20/31 (Cayman Islands)	352,000	351,735
Elevation CLO, Ltd. 144A FRB Ser. 25-13A, Class A1R, (CME Term SOFR 3 Month + 1.06%), 5.377%, 7/15/34 (Cayman Islands)	250,000	250,117
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class B, (CME Term SOFR 3 Month + 2.26%), 6.555%, 7/20/30	250,000	250,914
Elmwood CLO 27, Ltd. 144A FRB Ser. 24-3A, Class A, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/18/37	300,000	300,559
Elmwood CLO 33, Ltd. 144A FRB Ser. 24-9RA, Class AR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 10/21/37 (Cayman Islands)	250,000	251,209
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/20/37 (Cayman Islands)	300,000	300,895
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 7/18/37 (Cayman Islands)	350,000	351,481
Elmwood CLO IV, Ltd. 144A FRB Ser. 24-1A, Class AR, (CME Term SOFR 3 Month + 1.46%), 5.753%, 4/18/37 (Cayman Islands)	250,000	250,625
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.48%), 5.775%, 4/20/34 (Cayman Islands)	250,000	250,144
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 5.785%, 7/20/34 (Cayman Islands)	200,000	200,244
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 5.731%, 7/28/34	500,000	500,290
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (CME Term SOFR 3 Month + 1.50%), 5.802%, 7/25/34 (Cayman Islands)	250,000	250,162
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.412%, 7/25/34 (Cayman Islands)	286,000	286,604
KKR CLO 54, Ltd. 144A FRB Ser. 24-54A, Class A, (CME Term SOFR 3 Month + 1.32%), 5.641%, 1/15/38 (Cayman Islands)	337,000	336,357
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), 6.558%, 7/16/36 (Cayman Islands)	250,000	251,065
Madison Park Funding XXX, Ltd. 144A FRB Ser. 24-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 5.668%, 7/16/37	260,000	261,176
Magnetite XL, Ltd. 144A FRB Ser. 24-40A, Class A1, (CME Term SOFR 3 Month + 1.45%), 5.752%, 7/15/37 (Cayman Islands)	495,000	496,114
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 5.943%, 10/20/36 (Cayman Islands)	250,000	250,580
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.854%, 1/15/35 (Cayman Islands)	250,000	250,158
Neuberger Berman CLO XVII, Ltd. 144A FRB Ser. 24-17A, Class AR3, (CME Term SOFR 3 Month + 1.40%), 5.69%, 7/22/38 (Cayman Islands)	350,000	350,163
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.652%, 1/15/38 (Cayman Islands)	250,000	251,248

Dynamic Asset Allocation Growth Fund
37

COLLATERALIZED LOAN OBLIGATIONS (0.6%)* cont.	Principal amount	Value
OHA Loan Funding, Ltd. 144A FRB Ser. 24-1A, Class A1R2, (CME Term SOFR 3 Month + 1.46%), 5.753%, 7/20/37 (Cayman Islands)	$363,000	$363,774
Palmer Square CLO, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.214%, 1/15/35 (Cayman Islands)	300,000	300,544
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 5.945%, 1/20/34 (Cayman Islands)	250,000	250,251
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 4/20/34 (Cayman Islands)	300,000	300,397
RR 29, Ltd. 144A FRB Ser. 24-29RA, Class A1R, (CME Term SOFR 3 Month + 1.39%), 5.692%, 7/15/39 (Cayman Islands)	250,000	249,757
Shackleton XIV CLO, Ltd. 144A FRB Ser. 21-14A, Class BR, (CME Term SOFR 3 Month + 2.06%), 6.355%, 7/20/34 (Cayman Islands)	250,000	250,353
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/20/34 (Cayman Islands)	322,000	322,161
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 5.712%, 10/25/34 (Cayman Islands)	300,000	300,202
Symphony CLO XXIII, Ltd. 144A FRB Ser. 25-23A, Class AR2, (CME Term SOFR 3 Month + 0.90%), 5.191%, 1/15/34 (Cayman Islands)	407,000	404,151
Symphony CLO XXXII, Ltd. 144A FRB Ser. 22-32A, Class A1, (CME Term SOFR 3 Month + 1.32%), 5.61%, 4/23/35 (Cayman Islands)	250,000	250,260
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 5.742%, 7/25/34 (Cayman Islands)	200,000	200,103
TICP CLO XII, Ltd. 144A FRB Ser. 21-12A, Class BR, (CME Term SOFR 3 Month + 1.91%), 6.214%, 7/15/34 (Cayman Islands)	300,000	300,171
Trestles CLO IV, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 7/21/34 (Cayman Islands)	350,000	350,266
Trinitas CLO XVIII, Ltd. 144A FRB Ser. 21-18A, Class A1, (CME Term SOFR 3 Month + 1.43%), 5.725%, 1/20/35 (Cayman Islands)	250,000	250,152
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 5.824%, 1/15/32 (Cayman Islands)	194,408	194,526
Venture XV CLO, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 5.744%, 7/15/32 (Cayman Islands)	174,522	174,660
Warwick Capital CLO 3, Ltd. 144A FRB Ser. 24-3A, Class A1, (CME Term SOFR 3 Month + 1.65%), 5.943%, 4/20/37 (Jersey)	250,000	250,531
Wind River CLO, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.43%), 5.725%, 1/20/35 (Cayman Islands)	250,000	249,821
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.102%, 1/15/37 (Jersey)	350,000	351,023
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 5.762%, 7/15/37 (Cayman Islands)	350,000	350,481
Total collateralized loan obligations (cost $15,911,808)		$15,961,208
INVESTMENT COMPANIES (0.3%)*	Shares	Value
iShares Core MSCI Emerging Markets ETF	56,488	$3,048,657
iShares Russell 1000 Value ETF	12,745	2,398,099
Xtrackers Harvest CSI 300 China A-Shares ETF	103,939	2,761,659
Total investment companies (cost $8,056,735)		$8,208,415
FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)*		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	$267,620
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		$427,000	395,509
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.75%, 9/12/31 (Brazil)		270,000	241,311
Bulgaria (Republic of) sr. unsec. bonds 5.00%, 3/5/37 (Bulgaria)		80,000	77,462
Bulgaria (Republic of) sr. unsec. bonds Ser. 30Y, 1.375%, 9/23/50 (Bulgaria)	EUR	168,000	103,591
Chile (Republic of) sr. unsec. unsub. bonds 5.65%, 1/13/37 (Chile)		$280,000	284,676
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		370,000	366,929
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		370,000	300,107
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		225,000	200,621
Dominican Republic (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		171,000	171,975
Dominican Republic (Republic of) 144A sr. unsec. bonds 6.95%, 3/15/37 (Dominican Republic)		220,000	222,420
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		330,000	332,640
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)		230,000	242,150
Hungary (Government of) sr. unsec. notes Ser. REGS, 5.25%, 6/16/29 (Hungary)		230,000	229,324
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		450,000	448,898

38
Dynamic Asset Allocation Growth Fund

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.3%)* cont.		Principal amount	Value
Kazakhstan (Republic of) sr. unsec. bonds Ser. REGS, 4.714%, 4/9/35 (Kazakhstan)		$230,000	$223,892
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)		340,000	352,172
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		230,000	227,953
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)		200,000	176,750
Peru (Republic of) sr. unsec. unsub. notes 2.783%, 1/23/31 (Peru)		500,000	439,575
Philippines (Republic of) sr. unsec. unsub. bonds 5.50%, 2/4/35 (Philippines)		310,000	319,085
Poland (Republic of) company guaranty sr. unsec. unsub. notes Ser. REGS, 5.375%, 5/22/33 (Poland)		200,000	199,976
Romania (Government of) sr. unsec. bonds Ser. REGS, 5.625%, 2/22/36 (Romania)	EUR	210,000	210,357
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		$350,000	336,844
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		360,000	353,795
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)		560,000	472,529
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.875%, 1/15/33 (Uruguay)		375,000	440,625
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		90,000	106,412
Total foreign government and agency bonds and notes (cost $7,736,845)			$7,745,198
SENIOR LOANS (0.3%)*c	Principal amount	Value
Basic materials (0.1%)
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.175%, 11/23/27	$242,817	$225,486
Herens US Holdco Corp. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.93%), 8.324%, 4/30/28	118,507	109,471
Hexion Holdings Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 7.44%), 11.862%, 3/15/30	222,353	212,625
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 9.227%, 2/4/26	178,494	163,173
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.553%, 4/3/28	304,676	304,422
Nouryon USA, LLC bank term loan FRN Ser. B2, (CME Term SOFR 3 Month + 3.25%), 7.554%, 4/3/28	113,568	113,781
Treasure Holdco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 8.563%, 10/10/31	289,275	288,733
Vibrantz Technologies, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 8.689%, 4/23/29	237,311	209,872
W.R. Grace Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 7.549%, 9/22/28	59,235	58,753
		1,686,316
Capital goods (0.1%)
Clarios Global LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.75%), 7.075%, 1/14/32	164,274	162,083
DexKo Global, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.75%), 8.189%, 10/4/28	178,976	167,205
Filtration Group Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 3.00%), 7.325%, 12/26/28	115,000	115,045
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 6.762%, 6/15/28	87,920	87,057
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.737%, 4/15/30	278,188	277,789
Vertiv Group Corp. bank term loan FRN Class B2, (CME Term SOFR 1 Month + 1.75%), 6.073%, 3/2/27	381,108	380,566
		1,189,745
Communication services (—%)
Connect Finco SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 8.825%, 9/13/29	168,300	148,761
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 9.802%, 8/2/29	332,269	328,032
		476,793
Consumer cyclicals (0.1%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 8.439%, 8/21/28	89,412	88,977
EMRLD Borrower LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 6.799%, 6/18/31	49,750	49,355
Fertitta Entertainment, LLC/NV bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 7.825%, 1/27/29	276,993	273,129
Foundation Building Materials, Inc. bank term loan FRN Ser. B2, (CME Term SOFR 1 Month + 4.00%), 8.552%, 1/27/31	292,782	267,957
Great Canadian Gaming Corp. bank term loan FRN Class B, (CME Term SOFR 3 Month + 4.75%), 9.053%, 11/1/29	165,383	163,368
LBM Acquisition, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 5/30/31	128,694	119,171
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.175%, 1/29/28	169,403	167,108
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.296%, 4/4/29	138,947	138,310
White Cap Buyer, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.575%, 10/19/29	227,832	221,445
		1,488,820
Consumer staples (—%)
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.175%, 11/18/29	75,232	75,119
IRB Holding Corp. bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.50%), 6.825%, 3/10/28	190,552	189,575
Verde Purchaser, LLC bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.299%, 12/2/30	90,531	90,160
VM Consolidated, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 3/27/28	229,211	229,841
		584,695

Dynamic Asset Allocation Growth Fund
39

SENIOR LOANS (0.3%)*c cont.	Principal amount	Value
Health care (—%)
Arsenal AIC Parent, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 6.25%), 10.572%, 9/25/30 (Canada)	$175,000	$168,656
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 7.672%, 5/5/27	256,927	256,346
Endo Finance Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 8.325%, 4/23/31	314,420	312,140
Medline Borrower LP bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 6.575%, 10/23/28	152,915	152,798
		889,940
Technology (—%)
Cloud Software Group, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.799%, 3/29/29	51,222	50,814
Fortress Intermediate 3, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.075%, 5/8/31	194,025	193,905
Idera, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 7.791%, 3/2/28	223,313	207,576
Rocket Software, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 8.575%, 10/5/28	219,780	219,506
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.30%, 1/31/31	34,738	34,703
		706,504
Transportation (—%)
American Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 2.25%), 6.543%, 4/20/28 (Cayman Islands)	277,333	274,495
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.00%), 6.297%, 2/24/31	195,239	195,064
		469,559
Total senior loans (cost $7,630,132)		$7,492,372
ASSET-BACKED SECURITIES (0.1%)*	Principal amount	Value
Station Place Securitization Trust 144A
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.222%, 10/27/25	$650,000	$653,028
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 8/4/25	660,000	660,169
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.219%, 6/22/25	660,000	660,511
Total asset-backed securities (cost $1,970,000)		$1,973,708
CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	$230,000	$214,303
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	155,000	215,757
Guidewire Software, Inc. 144A cv. sr. unsec. notes 1.25%, 11/1/29	288,000	300,672
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	130,000	87,555
Post Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.50%, 8/15/27	195,000	232,928
Wrangler Holdco Corp. 144A company guaranty cv. sr. notes unsec. sub. 6.625%, 4/1/32	120,000	122,299
Total convertible bonds and notes (cost $1,150,818)		$1,173,514
CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	2,781	$203,263
Boeing Co. (The) $3.00 cv. pfd.	6,417	383,929
Hewlett Packard Enterprise Co. $3.81 cv. pfd.	2,423	115,674
PG&E Corp. $3.00 cv. pfd.	3,522	157,574
Total convertible preferred stocks (cost $757,150)		$860,440
PURCHASED OPTIONS OUTSTANDING (—%)* Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$665.00	$50,232,103	$89,798	$10,738
Total purchased options outstanding (cost $371,764)				$10,738
SHORT-TERM INVESTMENTS (5.9%)*	Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53% L	Shares 141,396,565	$141,396,565
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29% P	Shares 1,087,000	1,087,000
U.S. Treasury Bills 4.312%, 4/8/25 #	$6,800,000	6,794,393
U.S. Treasury Bills 4.299%, 4/22/25 # Δ Ф	3,400,000	3,391,580
Total short-term investments (cost $152,669,687)		$152,669,538
TOTAL INVESTMENTS
Total investments (cost $1,979,070,572)	$2,651,388,974

40
Dynamic Asset Allocation Growth Fund

Key to holding’s currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
CVR	Contingent Value Rights
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2024 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $2,585,481,375.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $3,614,408 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Δ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $638,336 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $142,628 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
F	This security is valued by Franklin Advisers at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Dynamic Asset Allocation Growth Fund
41

Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	78.7%	Spain	0.8%
United Kingdom	2.9	Taiwan	0.7
Japan	2.8	Canada	0.6
France	2.3	Cayman Islands	0.6
China	1.4	Italy	0.5
Germany	1.3	Australia	0.5
Switzerland	1.0	Other	4.1
India	1.0	Total	100.0%
Netherlands	0.8
FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $172,443,911) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Australian Dollar	Sell	4/16/25	$313,273	$323,963	$10,690
	British Pound	Sell	6/18/25	3,712,090	3,681,877	(30,213)
	Canadian Dollar	Sell	4/16/25	1,804,243	1,806,063	1,820
	Danish Krone	Buy	6/18/25	185,444	184,277	1,167
	Euro	Sell	6/18/25	7,360,499	7,362,119	1,620
	Japanese Yen	Buy	5/21/25	2,112,714	2,109,061	3,653
	Mexican Peso	Buy	4/16/25	80,128	77,755	2,373
	Swedish Krona	Buy	6/18/25	108,903	108,498	405
Barclays Bank PLC
	Australian Dollar	Buy	4/16/25	299,337	295,988	3,349
	British Pound	Buy	6/18/25	1,789,331	1,794,109	(4,778)
	Danish Krone	Buy	6/18/25	24,792	24,633	159
	Euro	Sell	6/18/25	3,944,250	3,921,585	(22,665)
	Hong Kong Dollar	Sell	5/21/25	94,977	95,138	161
	Israeli Shekel	Sell	4/16/25	74,710	78,339	3,629
	Japanese Yen	Buy	5/21/25	304,249	296,877	7,372
	Mexican Peso	Buy	4/16/25	55,786	54,141	1,645
	New Taiwan Dollar	Buy	5/21/25	1,409,398	1,425,365	(15,967)
	Swedish Krona	Buy	6/18/25	1,036,046	1,031,850	4,196
	Swiss Franc	Buy	6/18/25	93,306	93,144	162
Citibank, N.A.
	British Pound	Sell	6/18/25	3,349,909	3,328,536	(21,373)
	Danish Krone	Buy	6/18/25	513,667	518,494	(4,827)
	Hong Kong Dollar	Buy	5/21/25	477,162	476,911	251
	Israeli Shekel	Buy	4/16/25	32,579	33,043	(464)
Goldman Sachs International
	Brazilian Real	Buy	4/2/25	4,326,665	3,942,372	384,293
	Brazilian Real	Sell	4/2/25	4,326,665	4,359,708	33,043
	Brazilian Real	Buy	7/2/25	4,243,162	4,275,900	(32,738)
	Euro	Sell	6/18/25	157,032	155,725	(1,307)
	Hong Kong Dollar	Sell	5/21/25	556,762	557,183	421
	Japanese Yen	Sell	5/21/25	111,612	112,039	427
	Mexican Peso	Buy	4/16/25	523,479	508,013	15,466
	New Taiwan Dollar	Buy	5/21/25	6,297,540	6,384,005	(86,465)

42
Dynamic Asset Allocation Growth Fund

FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $172,443,911) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Goldman Sachs International cont.
	New Taiwan Dollar	Sell	5/21/25	$6,297,540	$6,365,896	$68,356
	Polish Zloty	Buy	6/18/25	229,694	230,992	(1,298)
	South African Rand	Buy	4/16/25	25,055	20,345	4,710
	Swedish Krona	Sell	6/18/25	5,739,182	5,487,887	(251,295)
	Swiss Franc	Buy	6/18/25	4,994,511	4,986,391	8,120
HSBC Bank PLC
	British Pound	Sell	6/18/25	1,247,869	1,238,545	(9,324)
	Chinese Yuan (Offshore)	Buy	5/21/25	5,057,616	5,054,115	3,501
	Euro	Sell	6/18/25	2,255,998	2,241,364	(14,634)
	Hong Kong Dollar	Buy	5/21/25	1,492,209	1,493,109	(900)
	Hong Kong Dollar	Sell	5/21/25	1,419,160	1,419,148	(12)
	Israeli Shekel	Buy	4/16/25	37,664	38,787	(1,123)
	Singapore Dollar	Buy	5/21/25	63,580	63,392	188
	Swedish Krona	Buy	6/18/25	1,378,927	1,373,414	5,513
	Swiss Franc	Buy	6/18/25	950,401	948,227	2,174
HSBC Bank USA, National Association
	Israeli Shekel	Buy	4/16/25	37,664	39,107	(1,443)
	Israeli Shekel	Sell	4/16/25	37,664	38,787	1,123
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/18/25	1,045,983	1,038,202	(7,781)
	Canadian Dollar	Sell	4/16/25	1,112	1,113	1
	Euro	Sell	6/18/25	679,818	673,886	(5,932)
	Hong Kong Dollar	Buy	5/21/25	580,696	580,651	45
	Japanese Yen	Buy	5/21/25	200,935	198,152	2,783
	Norwegian Krone	Sell	6/18/25	1,010,026	979,353	(30,673)
	South Korean Won	Sell	5/21/25	828,831	843,791	14,960
	Swedish Krona	Buy	6/18/25	3,105,252	3,092,187	13,065
	Swiss Franc	Buy	6/18/25	133,344	133,114	230
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	4/16/25	6,510,486	6,417,278	93,208
	British Pound	Sell	6/18/25	2,524,412	2,507,859	(16,553)
	Canadian Dollar	Buy	4/16/25	626,148	634,540	(8,392)
	Danish Krone	Buy	6/18/25	633,883	636,466	(2,583)
	Euro	Sell	6/18/25	2,601,120	2,604,430	3,310
	Hong Kong Dollar	Sell	5/21/25	702,078	702,070	(8)
	Israeli Shekel	Buy	4/16/25	14,958	15,175	(217)
	Japanese Yen	Buy	5/21/25	4,084,184	4,087,677	(3,493)
	New Zealand Dollar	Buy	4/16/25	1,761	1,704	57
	Polish Zloty	Buy	6/18/25	70,592	70,969	(377)
	South African Rand	Buy	4/16/25	126,063	120,083	5,980
	Swedish Krona	Buy	6/18/25	2,521,449	2,511,751	9,698
	Swiss Franc	Buy	6/18/25	3,021,162	3,023,900	(2,738)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/16/25	5,379,630	5,301,502	78,128
	British Pound	Sell	6/18/25	5,757,169	5,713,783	(43,386)
	Canadian Dollar	Buy	4/16/25	314,951	315,199	(248)
	Chinese Yuan (Offshore)	Buy	5/21/25	2,493,671	2,491,047	2,624
	Danish Krone	Buy	6/18/25	59,271	58,897	374
	Euro	Sell	6/18/25	5,237,751	5,228,648	(9,103)
	Hong Kong Dollar	Buy	5/21/25	1,997,038	1,998,584	(1,546)
	Israeli Shekel	Buy	4/16/25	33,710	33,692	18
	Japanese Yen	Sell	5/21/25	1,163,881	1,145,808	(18,073)
	New Taiwan Dollar	Buy	5/21/25	4,821,402	4,867,835	(46,433)
	Norwegian Krone	Buy	6/18/25	28,695	28,682	13

Dynamic Asset Allocation Growth Fund
43

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $172,443,911) (Unaudited) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	State Street Bank and Trust Co. cont.
		Polish Zloty	Buy	6/18/25	$144,762	$145,487	$(725)
		Singapore Dollar	Buy	5/21/25	2,719,974	2,711,553	8,421
		Swedish Krona	Buy	6/18/25	639,819	637,420	2,399
		Swiss Franc	Buy	6/18/25	3,331,309	3,330,806	503
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/16/25	3,479,308	3,428,734	50,574
		British Pound	Sell	6/18/25	93,903	93,205	(698)
		Canadian Dollar	Sell	4/16/25	5,724,829	5,731,626	6,797
		Japanese Yen	Sell	5/21/25	2,890,759	2,949,805	59,046
		Swedish Krona	Buy	6/18/25	2,546,844	2,536,908	9,936
	UBS AG
		Australian Dollar	Buy	4/16/25	590,113	581,452	8,661
		British Pound	Sell	6/18/25	1,305,089	1,296,291	(8,798)
		Canadian Dollar	Sell	4/16/25	555,146	555,540	394
		Euro	Sell	6/18/25	24,869	24,651	(218)
		Israeli Shekel	Buy	4/16/25	555,738	563,676	(7,938)
		Japanese Yen	Buy	5/21/25	6,268,699	6,183,773	84,926
		Mexican Peso	Buy	4/16/25	499,274	481,979	17,295
		Singapore Dollar	Buy	5/21/25	6,493	6,472	21
		Swiss Franc	Buy	6/18/25	2,268,210	2,264,548	3,662
	WestPac Banking Corp.
		Australian Dollar	Buy	4/16/25	411,823	405,740	6,083
	Unrealized appreciation						1,053,199
	Unrealized (depreciation)						(716,739)
	Total						$336,460
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	145	$17,405,952	$17,518,175	Jun-25	$(614,142)
Russell 2000 Index E-Mini (Long)	13	1,307,743	1,317,615	Jun-25	(29,108)
S&P 500 Index E-Mini (Long)	120	33,671,100	33,919,500	Jun-25	(232,724)
S&P 500 Index E-Mini (Short)	115	32,268,138	32,506,188	Jun-25	246,597
U.S. Treasury Bond 30 yr (Long)	203	23,808,094	23,808,094	Jun-25	227,403
U.S. Treasury Bond Ultra 30 yr (Long)	152	18,582,000	18,582,000	Jun-25	157,661
U.S. Treasury Bond Ultra 30 yr (Short)	6	733,500	733,500	Jun-25	(6,058)
U.S. Treasury Note 2 yr (Long)	282	58,422,469	58,422,469	Jun-25	244,459
U.S. Treasury Note 5 yr (Long)	416	44,993,000	44,993,000	Jun-25	480,368
U.S. Treasury Note 5 yr (Short)	22	2,379,438	2,379,438	Jun-25	(25,494)
U.S. Treasury Note 10 yr (Long)	268	29,806,625	29,806,625	Jun-25	368,052
U.S. Treasury Note Ultra 10 yr (Long)	6	684,750	684,750	Jun-25	8,638
Unrealized appreciation					1,733,178
Unrealized (depreciation)					(907,526)
Total					$825,652
WRITTEN OPTIONS OUTSTANDING at 3/31/25 (premiums $250,536) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Jun-25/$675.00	$50,232,103	$89,798	$7,061
Total				$7,061

44
Dynamic Asset Allocation Growth Fund

TBA SALE COMMITMENTS OUTSTANDING at 3/31/25 (proceeds receivable $17,947,110) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.50%, 4/1/55	$7,000,000	4/14/25	$6,991,789
Uniform Mortgage-Backed Securities, 5.00%, 4/1/55	1,000,000	4/14/25	980,206
Uniform Mortgage-Backed Securities, 4.50%, 4/1/55	4,000,000	4/14/25	3,826,495
Uniform Mortgage-Backed Securities, 4.00%, 4/1/55	2,000,000	4/14/25	1,863,737
Uniform Mortgage-Backed Securities, 3.00%, 4/1/55	3,000,000	4/14/25	2,600,393
Uniform Mortgage-Backed Securities, 2.50%, 4/1/55	2,000,000	4/14/25	1,663,340
Total			$17,925,960
	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$32,319,000	$74,398E	$(35,902)	6/18/27	US SOFR — Annually	3.75% — Annually	$38,496
	47,360,000	109,023E	52,235	6/18/27	3.75% — Annually	US SOFR — Annually	(56,788)
	172,000	987E	(535)	6/18/30	US SOFR — Annually	3.75% — Annually	452
	43,920,000	252,101E	135,778	6/18/30	3.75% — Annually	US SOFR — Annually	(97,325)
	21,504,000	166,742E	(112,109)	6/18/35	US SOFR — Annually	3.85% — Annually	54,633
	9,282,000	104,785E	(127,296)	6/18/55	US SOFR — Annually	3.85% — Annually	(22,511)
	267,000	3,014E	(96)	6/18/55	3.85% — Annually	US SOFR — Annually	(3,110)
	Total	$(87,925)		$(86,153)
E	Extended effective date.
	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$76,261,109	$73,450,301	$—	3/26/26	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(2,830,838)
	76,206,062	74,048,119	—	3/26/26	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	2,187,463
	Goldman Sachs International
	107,667,990	106,909,662	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(719,445)
	99,486,117	98,723,363	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	709,620
	Upfront premium received		—	Unrealized appreciation			2,897,083
	Upfront premium (paid)		—	Unrealized (depreciation)			(3,550,283)
	Total	$—		Total			$(653,200)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Valero Energy Corp.	Energy	7,222	$953,868	1.30%
Unum Group	Financials	11,480	935,155	1.27%
Exelixis, Inc.	Health care	25,280	933,340	1.27%
Virtu Financial, Inc. Class A	Financials	23,824	908,165	1.24%
Ventas, Inc.	Health care	12,994	893,467	1.22%
NRG Energy, Inc.	Utilities and power	9,322	889,867	1.21%
Cheniere Energy, Inc.	Energy	3,792	877,383	1.19%
DoorDash, Inc. Class A	Consumer staples	4,745	867,323	1.18%
Equitable Holdings, Inc.	Financials	16,579	863,618	1.18%
Qualcomm, Inc.	Technology	5,591	858,856	1.17%
American International Group, Inc.	Financials	9,674	841,020	1.15%
Freeport-McMoRan, Inc.	Basic materials	22,165	839,173	1.14%
Pegasystems, Inc.	Technology	12,022	835,764	1.14%

Dynamic Asset Allocation Growth Fund
45

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Johnson Controls International PLC	Capital goods	10,301	$825,198	1.12%
Booking Holdings, Inc.	Consumer cyclicals	179	824,113	1.12%
Allison Transmission Holdings, Inc.	Capital goods	8,574	820,237	1.12%
MGIC Investment Corp.	Financials	32,864	814,372	1.11%
General Motors Co.	Consumer cyclicals	16,888	794,261	1.08%
DocuSign, Inc.	Technology	9,695	789,163	1.07%
Regeneron Pharmaceuticals, Inc.	Health care	1,240	786,461	1.07%
Uber Technologies, Inc.	Consumer staples	10,732	781,964	1.06%
Vornado Realty Trust	Financials	20,714	766,221	1.04%
Wintrust Financial Corp.	Financials	6,806	765,409	1.04%
Natera, Inc.	Health care	5,280	746,618	1.02%
Netflix, Inc.	Consumer cyclicals	799	744,642	1.01%
Axis Capital Holdings, Ltd.	Financials	7,063	707,953	0.96%
eBay, Inc.	Technology	10,160	688,136	0.94%
State Street Corp.	Financials	7,618	681,996	0.93%
Procore Technologies, Inc.	Technology	10,132	668,903	0.91%
Autonation, Inc.	Consumer cyclicals	4,107	664,969	0.91%
Southwest Airlines Co.	Transportation	19,467	653,690	0.89%
Fair Isaac Corp.	Technology	354	652,771	0.89%
Louisiana-Pacific Corp.	Basic materials	6,929	637,294	0.87%
Constellation Energy Corp.	Utilities and power	3,146	634,351	0.86%
Cadence Design Systems, Inc.	Technology	2,488	632,687	0.86%
Cirrus Logic, Inc.	Technology	6,280	625,839	0.85%
Synchrony Financial	Financials	11,755	622,296	0.85%
Howmet Aerospace, Inc.	Capital goods	4,718	612,070	0.83%
Tapestry, Inc.	Consumer cyclicals	8,386	590,429	0.80%
Jacobs Solutions, Inc.	Capital goods	4,772	576,897	0.79%
NVR, Inc.	Consumer cyclicals	79	573,515	0.78%
Textron, Inc.	Capital goods	7,932	573,079	0.78%
Toll Brothers, Inc.	Consumer cyclicals	5,421	572,445	0.78%
O’Reilly Automotive, Inc.	Consumer cyclicals	388	556,158	0.76%
Paycom Software, Inc.	Technology	2,523	551,155	0.75%
Pure Storage, Inc. Class A	Technology	12,439	550,678	0.75%
TransUnion	Consumer cyclicals	6,416	532,426	0.72%
Boyd Gaming Corp.	Consumer cyclicals	7,903	520,252	0.71%
Meta Platforms, Inc. Class A	Technology	899	518,147	0.71%
Affiliated Managers Group, Inc.	Financials	3,081	517,770	0.70%
A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Chesapeake Energy Corp.	Energy	8,681	$966,370	1.31%
Take-Two Interactive Software, Inc.	Technology	4,374	906,458	1.22%
Aon PLC	Financials	2,254	899,585	1.21%
Kinsale Capital Group, Inc.	Financials	1,846	898,609	1.21%
Domino’s Pizza, Inc.	Consumer staples	1,949	895,635	1.21%
DT Midstream, Inc.	Energy	9,159	883,662	1.19%
Blue Owl Capital, Inc.	Financials	44,031	882,380	1.19%
Jack Henry & Associates, Inc.	Technology	4,566	833,832	1.13%
Tyler Technologies, Inc.	Technology	1,420	825,471	1.11%
Lithia Motors, Inc.	Consumer cyclicals	2,749	806,803	1.09%
NortonLifeLock, Inc.	Technology	29,867	792,672	1.07%
Watsco, Inc.	Consumer staples	1,544	784,716	1.06%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	3,783	777,171	1.05%
Roivant Sciences, Ltd.	Health care	75,732	764,140	1.03%
BWX Technologies, Inc.	Capital goods	7,603	749,988	1.01%

46
Dynamic Asset Allocation Growth Fund

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
RPM International, Inc.	Basic materials	6,376	$737,591	1.00%
Equifax, Inc.	Consumer cyclicals	2,768	674,161	0.91%
SoFi Technologies, Inc.	Financials	57,895	673,323	0.91%
Entegris, Inc.	Technology	7,634	667,812	0.90%
Digital Realty Trust, Inc.	Financials	4,660	667,703	0.90%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	35,197	667,332	0.90%
Fox Corp. Class B	Consumer cyclicals	12,616	664,968	0.90%
Dell Technologies, Inc. Class C	Technology	7,193	655,662	0.89%
Micron Technology, Inc.	Technology	7,484	650,264	0.88%
Texas Instruments, Inc.	Technology	3,540	636,178	0.86%
Ross Stores, Inc.	Consumer cyclicals	4,962	634,035	0.86%
Atmos Energy Corp.	Utilities and power	4,097	633,375	0.86%
Amdocs, Ltd.	Technology	6,883	629,819	0.85%
Royal Gold, Inc.	Basic materials	3,561	582,281	0.79%
LPL Financial Holdings, Inc.	Financials	1,769	578,830	0.78%
Carnival Corp.	Consumer cyclicals	29,446	575,077	0.78%
Stanley Black & Decker, Inc.	Consumer cyclicals	7,321	562,834	0.76%
Arthur J. Gallagher & Co.	Financials	1,627	561,605	0.76%
CarMax, Inc.	Consumer cyclicals	7,111	554,094	0.75%
Nike, Inc. Class B	Consumer cyclicals	8,699	552,209	0.75%
D.R. Horton, Inc.	Consumer cyclicals	4,320	549,197	0.74%
Healthcare Realty Trust, Inc.	Financials	32,309	546,016	0.74%
Generac Holdings, Inc.	Capital goods	4,256	539,083	0.73%
PTC, Inc.	Technology	3,442	533,281	0.72%
Monolithic Power Systems, Inc.	Technology	913	529,342	0.71%
Albemarle Corp.	Basic materials	7,298	525,587	0.71%
TKO Group Holdings, Inc.	Consumer cyclicals	3,347	511,421	0.69%
Brown-Forman Corp. Class B	Consumer staples	14,422	489,467	0.66%
Avis Budget Group, Inc.	Consumer staples	6,410	486,556	0.66%
CH Robinson Worldwide, Inc.	Transportation	4,720	483,282	0.65%
Bunge Global SA	Basic materials	6,304	481,728	0.65%
T Rowe Price Group, Inc.	Financials	5,177	475,578	0.64%
AppLovin Corp. Class A	Technology	1,783	472,391	0.64%
Globant SA (Argentina)	Technology	4,000	470,828	0.64%
Agree Realty Corp.	Financials	6,076	468,998	0.63%
A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Metro, Inc. (Canada)	Consumer staples	9,327	$648,486	0.61%
Consolidated Edison, Inc.	Utilities and power	5,829	644,579	0.60%
FactSet Research Systems, Inc.	Consumer cyclicals	1,415	643,384	0.60%
George weston, Ltd. (Canada)	Consumer staples	3,772	643,024	0.60%
Endesa SA (Spain)	Utilities and power	24,245	641,642	0.60%
Telia Co. AB (Sweden)	Communication services	177,536	641,387	0.60%
Exxon Mobil Corp.	Energy	5,339	634,990	0.59%
ENGIE SA (France)	Utilities and power	32,557	634,257	0.59%
Telenor ASA (Norway)	Communication services	44,395	634,241	0.59%
Automatic Data Processing, Inc.	Consumer cyclicals	2,075	633,831	0.59%
ConocoPhillips	Energy	6,010	631,181	0.59%
SS&C Technologies Holdings, Inc.	Technology	7,552	630,802	0.59%
Avery Dennison Corp.	Basic materials	3,544	630,688	0.59%
PepsiCo, Inc.	Consumer staples	4,196	629,203	0.59%
Danone SA (France)	Consumer staples	8,217	628,761	0.59%
Veralto Corp.	Capital goods	6,443	627,898	0.59%
MSCI, Inc.	Technology	1,110	627,540	0.59%

Dynamic Asset Allocation Growth Fund
47

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	44,772	$621,993	0.58%
TotalEnergies SE (France)	Energy	9,649	621,834	0.58%
Empire Co., Ltd. (Canada)	Consumer staples	18,375	616,004	0.58%
Osaka Gas Co., Ltd. (Japan)	Utilities and power	27,056	612,069	0.57%
Holcim AG (Switzerland)	Basic materials	5,719	610,861	0.57%
SSE PLC (United Kingdom)	Utilities and power	29,521	607,374	0.57%
Central Japan Railway Co. (Japan)	Transportation	31,596	603,017	0.56%
Novartis AG (Switzerland)	Health care	5,449	602,565	0.56%
Rio Tinto PLC (United Kingdom)	Basic materials	10,140	600,305	0.56%
Amadeus IT Holding SA (Spain)	Consumer cyclicals	7,838	596,898	0.56%
AT&T, Inc.	Communication services	20,952	592,513	0.55%
Philip Morris International, Inc.	Consumer staples	3,713	589,352	0.55%
Exor NV (Netherlands)	Financials	6,520	588,476	0.55%
Hartford Financial Services Group, Inc. (The)	Financials	4,613	570,802	0.53%
Elisa Oyj (Finland)	Communication services	11,702	569,822	0.53%
Garmin, Ltd.	Technology	2,574	558,944	0.52%
Dai Nippon Printing Co., Ltd. (Japan)	Consumer cyclicals	39,354	557,786	0.52%
Royal Bank of Canada (Canada)	Financials	4,921	554,220	0.52%
Graco, Inc.	Capital goods	6,578	549,363	0.51%
BOC Hong Kong Holdings, Ltd. (Hong Kong)	Financials	135,588	547,210	0.51%
VeriSign, Inc.	Technology	2,133	541,449	0.51%
Iberdrola SA (Spain)	Utilities and power	33,504	540,696	0.51%
Allegion PLC (Ireland)	Capital goods	4,058	529,444	0.50%
Verisk Analytics, Inc.	Consumer cyclicals	1,776	528,539	0.49%
CLP Holdings, Ltd. (Hong Kong)	Utilities and power	63,905	520,746	0.49%
Weyerhaeuser Co.	Basic materials	17,649	516,750	0.48%
Kimberly-Clark Corp.	Consumer cyclicals	3,558	506,016	0.47%
PayPal Holdings, Inc.	Consumer cyclicals	7,725	504,042	0.47%
Smiths Group PLC (United Kingdom)	Capital goods	20,170	502,729	0.47%
Sandvik AB (Sweden)	Capital goods	23,930	500,270	0.47%
Eni SpA (Italy)	Utilities and power	32,048	494,965	0.46%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	3,187	494,123	0.46%
Johnson & Johnson	Health care	2,924	484,922	0.45%
A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Imperial Brands PLC (United Kingdom)	Consumer staples	16,251	$600,979	0.61%
Paychex, Inc.	Technology	3,882	598,923	0.61%
Realty Income Corp.	Financials	10,277	596,194	0.60%
Waste Connections, Inc.	Capital goods	3,030	591,404	0.60%
Visa, Inc. Class A	Financials	1,684	590,150	0.60%
Orange SA (France)	Communication services	45,299	586,943	0.59%
Equifax, Inc.	Consumer cyclicals	2,407	586,220	0.59%
Thomson Reuters Corp. (Canada)	Consumer cyclicals	3,385	584,104	0.59%
RELX PLC (United Kingdom)	Consumer cyclicals	11,675	583,634	0.59%
Keppel, Ltd. (Singapore)	Capital goods	113,378	582,032	0.59%
Westlake Corp.	Basic materials	5,794	579,569	0.59%
Allianz SE (Germany)	Financials	1,515	576,360	0.58%
Hermes International (France)	Consumer cyclicals	219	570,623	0.58%
Straumann Holding AG (Switzerland)	Health care	4,758	569,762	0.58%
Wilmar International, Ltd. (Singapore)	Basic materials	224,872	560,465	0.57%
Infrastrutture Wireless Italiane SpA (Italy)	Basic materials	52,834	558,728	0.57%
Swisscom AG (Switzerland)	Communication services	959	552,205	0.56%
Martin Marietta Materials, Inc.	Basic materials	1,151	550,377	0.56%
Pernod Ricard SA (France)	Consumer staples	5,508	543,005	0.55%

48
Dynamic Asset Allocation Growth Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
Common stocks	Sector	Shares	Value	Percentage value
Heineken NV (Netherlands)	Consumer staples	6,391	$520,362	0.53%
Singapore Telecommunications, Ltd. (Singapore)	Communication services	199,326	508,658	0.52%
Masco Corp.	Consumer cyclicals	7,250	504,179	0.51%
Antofagasta PLC (Chile)	Basic materials	23,232	500,335	0.51%
Coca-Cola Co. (The)	Consumer staples	6,879	492,662	0.50%
Haleon PLC (United Kingdom)	Consumer staples	97,136	490,605	0.50%
Redeia Corp. SA (Spain)	Utilities and power	23,845	478,050	0.48%
WEC Energy Group, Inc.	Utilities and power	4,339	472,917	0.48%
Commonwealth Bank of Australia (Australia)	Financials	4,994	469,680	0.48%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	18,707	469,102	0.48%
EssilorLuxottica SA (France)	Health care	1,594	456,988	0.46%
Ferrovial SE (Netherlands)	Basic materials	10,271	456,891	0.46%
Xcel Energy, Inc.	Utilities and power	6,380	451,620	0.46%
Occidental Petroleum Corp.	Energy	9,078	448,082	0.45%
Nutrien, Ltd. (Canada)	Basic materials	9,025	447,858	0.45%
Norfolk Southern Corp.	Transportation	1,855	439,388	0.45%
Southern Co. (The)	Utilities and power	4,738	435,638	0.44%
Industrivarden AB Class C (Sweden)	Financials	11,853	433,518	0.44%
Salmar ASA (Norway)	Basic materials	9,046	432,804	0.44%
Mastercard, Inc. Class A	Consumer cyclicals	787	431,109	0.44%
Dominion Energy, Inc.	Utilities and power	7,654	429,150	0.43%
Prologis, Inc.	Financials	3,795	424,257	0.43%
REA Group, Ltd. (Australia)	Technology	3,081	421,485	0.43%
SAP SE (Germany)	Technology	1,593	420,672	0.43%
Cellnex Telecom, SA 144A (Spain)	Communication services	11,856	420,442	0.43%
Assicurazioni Generali SpA (Italy)	Financials	12,011	420,098	0.43%
PPL Corp.	Utilities and power	11,586	418,386	0.42%
Kubota Corp. (Japan)	Capital goods	33,996	416,249	0.42%
AvalonBay Communities, Inc.	Financials	1,932	414,648	0.42%
Hess Corp.	Energy	2,558	408,538	0.41%
Coloplast A/S Class B (Denmark)	Health care	3,828	400,793	0.41%
	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation
	Bank of America N.A.
	CMBX NA BBB–.6 Index	BBB–/P	$62	$436	$62	5/11/63	300 bp — Monthly	$—
	Upfront premium received		62	Unrealized appreciation				—
	Upfront premium (paid)		—	Unrealized (depreciation)				—
	Total	$62		Total				$—
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Dynamic Asset Allocation Growth Fund
49

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/25 (Unaudited)
	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized depreciation
	Citigroup Global Markets, Inc.
	CMBX NA BBB–.6 Index	$(64)	$436	$62	5/11/63	(300 bp) — Monthly	$(2)
	Upfront premium received	—	Unrealized appreciation				—
	Upfront premium (paid)	(64)	Unrealized (depreciation)				(2)
	Total	$(64)	Total				$(2)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 44 Index	B+/P	$(489,205)	$10,144,000	$524,445	6/20/30	500 bp — Quarterly	$35,240
	CDX NA IG Series 43 Index	BBB+/P	(1,516,858)	67,350,000	1,273,656	12/20/29	100 bp — Quarterly	(220,752)
	Total	$(2,006,063)		$(185,512)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

50
Dynamic Asset Allocation Growth Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$53,380,745	$37,469,105	$—
Capital goods	79,273,021	22,975,598	—
Communication services	33,463,072	14,315,102	—
Conglomerates	7,601,001	11,721,426	—
Consumer cyclicals	264,463,807	58,010,377	—
Consumer staples	112,542,809	34,411,655	—
Energy	51,554,050	21,777,340	—
Financials	250,938,843	114,805,637	—
Health care	170,469,999	41,851,628	13,017
Technology	525,727,495	70,967,190	—
Transportation	36,674,303	6,871,321	—
Utilities and power	39,142,058	14,282,945	—
Total common stocks	1,625,231,203	449,459,324	13,017
Asset-backed securities	—	1,973,708	—
Collateralized loan obligations	—	15,961,208	—
Convertible bonds and notes	—	1,173,514	—
Convertible preferred stocks	860,440	—	—
Corporate bonds and notes	—	212,184,420	—
Foreign government and agency bonds and notes	—	7,745,198	—
Investment companies	8,208,415	—	—
Mortgage-backed securities	—	43,230,120	—
Purchased options outstanding	—	10,738	—
Senior loans	—	7,492,372	—
U.S. government and agency mortgage obligations	—	125,175,759	—
Short-term investments	1,087,000	151,582,538	—
Totals by level	$1,635,387,058	$1,015,988,899	$13,017
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$336,460	$—
	Futures contracts	825,652	—	—
	Written options outstanding	—	(7,061)	—
	TBA sale commitments	—	(17,925,960)	—
	Interest rate swap contracts	—	1,772	—
	Total return swap contracts	—	(653,200)	—
	Credit default contracts	—	1,820,551	—
	Totals by level	$825,652	$(16,427,438)	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.
	At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund
51

Financial statements

Statement of assets and liabilities

3/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $1,837,674,007)	$2,509,992,409
Affiliated issuers (identified cost $141,396,565) (Note 5)	141,396,565
Cash	41,956
Foreign currency (cost $1,340,411) (Note 1)	1,309,805
Dividends, interest and other receivables	7,778,628
Foreign tax reclaim	3,114,041
Receivable for shares of the fund sold	3,448,898
Receivable for investments sold	9,707,943
Receivable for sales of TBA securities (Note 1)	16,104,608
Receivable for variation margin on futures contracts (Note 1)	292,265
Receivable for variation margin on centrally cleared swap contracts (Note 1)	593,168
Unrealized appreciation on forward currency contracts (Note 1)	1,053,199
Unrealized appreciation on OTC swap contracts (Note 1)	2,897,083
Premium paid on OTC swap contracts (Note 1)	64
Deposits with broker (Note 1)	3,368,510
Prepaid assets	58,174
Total assets	2,701,157,316

LIABILITIES
Payable for investments purchased	9,305,178
Payable for purchases of TBA securities (Note 1)	73,803,771
Payable for shares of the fund repurchased	4,781,752
Payable for compensation of Manager (Note 2)	1,280,672
Payable for custodian fees (Note 2)	135,061
Payable for investor servicing fees (Note 2)	464,308
Payable for Trustee compensation and expenses (Note 2)	297,564
Payable for administrative services (Note 2)	5,296
Payable for distribution fees (Note 2)	482,653
Payable for variation margin on futures contracts (Note 1)	373,740
Payable for variation margin on centrally cleared swap contracts (Note 1)	581,725
Unrealized depreciation on OTC swap contracts (Note 1)	3,550,285
Premium received on OTC swap contracts (Note 1)	62
Unrealized depreciation on forward currency contracts (Note 1)	716,739
Written options outstanding, at value (premiums $250,536) (Note 1)	7,061
TBA sale commitments, at value (proceeds receivable $17,947,110) (Note 1)	17,925,960
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	1,087,000
Payable to broker (Note 1)	63,067
Other accrued expenses	814,047
Total liabilities	115,675,941
Net assets	$2,585,481,375

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,911,884,010
Total distributable earnings (Note 1)	673,597,365
Total — Representing net assets applicable to capital shares outstanding	$2,585,481,375
(Continued on next page)
52	Dynamic Asset Allocation Growth Fund

Statement of assets and liabilities

3/31/25 (Unaudited) cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share ($1,734,677,341 divided by 90,689,107 shares)	$19.13
Offering price per class A share (100/94.25 of $19.13)*	$20.30
Net asset value and offering price per class C share ($119,003,038 divided by 6,867,100 shares)**	$17.33
Net asset value, offering price and redemption price per class P share ($69,013,159 divided by 3,544,023 shares)	$19.47
Net asset value, offering price and redemption price per class R share ($13,164,157 divided by 710,964 shares)	$18.52
Net asset value, offering price and redemption price per class R5 share ($36,253 divided by 1,797 shares)†	$20.18
Net asset value, offering price and redemption price per class R6 share ($344,027,167 divided by 17,642,295 shares)	$19.50
Net asset value, offering price and redemption price per class Y share ($305,560,260 divided by 15,702,475 shares)	$19.46
*	On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
†	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund	53

Statement of operations

Six months ended 3/31/25 (Unaudited)

Investment income
Dividends (net of foreign tax of $525,874) (including dividend income of $3,474,799 from investments in affiliated issuers) (Note 5)	$19,691,481
Interest	9,081,072
Other income (Note 1)	1,568,088
Total investment income	30,340,641

EXPENSES
Compensation of Manager (Note 2)	7,733,703
Investor servicing fees (Note 2)	1,412,222
Custodian fees (Note 2)	156,270
Trustee compensation and expenses (Note 2)	46,302
Distribution fees (Note 2)	2,954,927
Administrative services (Note 2)	30,797
Other	393,591
Total expenses	12,727,812
Expense reduction (Note 2)	(22,253)
Net expenses	12,705,559
Net investment income	17,635,082

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (net of foreign tax of $224,582) (Notes 1 and 3)	84,123,809
Foreign currency transactions (Note 1)	(29,716)
Forward currency contracts (Note 1)	(1,255,434)
Futures contracts (Note 1)	(7,799,918)
Swap contracts (Note 1)	3,320,018
Written options (Note 1)	1,108,419
Total net realized gain	79,467,178
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments (net of decrease in deferred foreign taxes of $620,997)	(137,529,703)
Assets and liabilities in foreign currencies	(124,848)
Forward currency contracts	(118,780)
Futures contracts	650,223
Swap contracts	(665,210)
Written options	(802,020)
Total change in net unrealized depreciation	(138,590,338)
Net loss on investments	(59,123,160)
Net decrease in net assets resulting from operations	$(41,488,078)

The accompanying notes are an integral part of these financial statements.

54	Dynamic Asset Allocation Growth Fund

Statement of changes in net assets

	Six months ended 3/31/25*	Year ended 9/30/24
Increase (decrease) in net assets
Operations
Net investment income	$17,635,082	$37,301,807
Net realized gain on investments and foreign currency transactions	79,467,178	231,547,233
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(138,590,338)	405,956,400
Net increase (decrease) in net assets resulting from operations	(41,488,078)	674,805,440
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(33,414,282)	(36,797,901)
Class B	—	(101,716)
Class C	(1,633,454)	(2,280,421)
Class P	(1,412,530)	(764,181)
Class R	(218,488)	(318,177)
Class R5	(392)	—
Class R6	(7,734,974)	(8,647,788)
Class Y	(6,207,661)	(5,053,152)
Net realized short-term gain on investments
Class A	(48,106,610)	(1,301,814)
Class B	—	(7,591)
Class C	(3,804,753)	(118,361)
Class P	(1,673,782)	(23,482)
Class R	(369,303)	(12,527)
Class R5	(486)	(4)
Class R6	(9,511,030)	(268,010)
Class Y	(7,852,074)	(163,356)
From capital gain on investments
Net realized long-term gain on investments
Class A	(97,892,334)	(27,598,446)
Class B	—	(160,923)
Class C	(7,742,307)	(2,509,251)
Class P	(3,405,986)	(497,812)
Class R	(751,497)	(265,565)
Class R5	(990)	(78)
Class R6	(19,354,033)	(5,681,811)
Class Y	(15,978,218)	(3,463,152)
Increase (decrease) from capital share transactions (Note 4)	196,201,344	(70,542,304)
Total increase (decrease) in net assets	(112,351,918)	508,227,617
Net assets
Beginning of period	2,697,833,293	2,189,605,676
End of period	$2,585,481,375	$2,697,833,293
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund	55

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%) d
Class A
March 31, 2025**	$21.58	.13	(.44)	(.31)	(.40)	(1.74)	(2.14)	$19.13	(1.59)*	$1,734,677	.49*	.63*	60*
September 30, 2024	17.05	.29	4.99	5.28	(.42)	(.33)	(.75)	21.58	31.92	1,840,311	1.01	1.49	133
September 30, 2023	14.82	.26	2.24	2.50	(.11)	(.16)	(.27)	17.05	17.03	1,496,298	1.05	1.54	191
September 30, 2022	20.95	.19	(3.46)	(3.27)	(.33)	(2.53)	(2.86)	14.82	(18.53)	1,352,591	1.03	1.08	171
September 30, 2021	16.98	.15	3.91	4.06	(.09)	—	(.09)	20.95	23.97	1,762,933	1.02	.77	168
September 30, 2020	15.91	.18	1.15	1.33	(.26)	—	(.26)	16.98	8.40	1,548,612	1.05	1.16	194
Class C
March 31, 2025**	$19.67	.05	(.40)	(.35)	(.25)	(1.74)	(1.99)	$17.33	(1.97)*	$119,003	.87*	.25*	60*
September 30, 2024	15.59	.13	4.57	4.70	(.29)	(.33)	(.62)	19.67	30.95	135,914	1.76	.73	133
September 30, 2023	13.57	.12	2.06	2.18	—	(.16)	(.16)	15.59	16.17	130,414	1.80	.79	191
September 30, 2022	19.40	.05	(3.18)	(3.13)	(.17)	(2.53)	(2.70)	13.57	(19.16)	144,712	1.78	.32	171
September 30, 2021	15.77	—[e]	3.63	3.63	—	—	—	19.40	23.02	213,419	1.77	.03	168
September 30, 2020	14.79	.06	1.07	1.13	(.15)	—	(.15)	15.77	7.63	208,217	1.80	.41	194
Class P
March 31, 2025**	$21.98	.17	(.46)	(.29)	(.48)	(1.74)	(2.22)	$19.47	(1.48)*	$69,013	.31*	.82*	60*
September 30, 2024	17.34	.37	5.09	5.46	(.49)	(.33)	(.82)	21.98	32.48	53,845.64		1.89	133
September 30, 2023	15.08	.28	2.32	2.60	(.18)	(.16)	(.34)	17.34	17.42	25,378.66		1.69	191
September 30, 2022	21.29	.27	(3.54)	(3.27)	(.41)	(2.53)	(2.94)	15.08	(18.29)	285,584.65		1.47	171
September 30, 2021	17.25	.23	3.97	4.20	(.16)	—	(.16)	21.29	24.45	323,609.64		1.16	168
September 30, 2020	16.16	.25	1.17	1.42	(.33)	—	(.33)	17.25	8.82	274,824.65		1.56	194
Class R
March 31, 2025**	$20.93	.10	(.43)	(.33)	(.34)	(1.74)	(2.08)	$18.52	(1.73)*	$13,164	.62*	.51*	60*
September 30, 2024	16.55	.23	4.86	5.09	(.38)	(.33)	(.71)	20.93	31.65	13,549	1.26	1.23	133
September 30, 2023	14.39	.21	2.17	2.38	(.06)	(.16)	(.22)	16.55	16.69	13,806	1.30	1.29	191
September 30, 2022	20.40	.14	(3.36)	(3.22)	(.26)	(2.53)	(2.79)	14.39	(18.71)	14,349	1.28	.80	171
September 30, 2021	16.52	.10	3.81	3.91	(.03)	—	(.03)	20.40	23.68	23,901	1.27	.52	168
September 30, 2020	15.49	.14	1.11	1.25	(.22)	—	(.22)	16.52	8.10	22,172	1.30	.92	194
Class R5
March 31, 2025**	$22.69	.17	(.48)	(.31)	(.46)	(1.74)	(2.20)	$20.18	(1.49)*	$36	.38*	.79*	60*
September 30, 2024	17.46	.36	5.20	5.56	—	(.33)	(.33)	22.69	32.26	13.78		1.71	133
September 30, 2023	15.04	.25	2.33	2.58	—	(.16)	(.16)	17.46	17.26	4.80		1.59	191
September 30, 2022	21.22	.24	(3.51)	(3.27)	(.38)	(2.53)	(2.91)	15.04	(18.32)	11,893.79		1.32	171
September 30, 2021	17.20	.21	3.94	4.15	(.13)	—	(.13)	21.22	24.24	15,534.78		1.02	168
September 30, 2020	16.11	.23	1.16	1.39	(.30)	—	(.30)	17.20	8.70	13,979.79		1.43	194

The accompanying notes are an integral part of these financial statements.

56
Dynamic Asset Allocation Growth Fund

Financial highlights cont.

INVESTMENT OPERATIONS					LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%) d
Class R6
March 31, 2025**	$22.00	.17	(.46)	(.29)	(.47)	(1.74)	(2.21)	$19.50	(1.47)*	$344,027	.33*	.79*	60*
September 30, 2024	17.36	.35	5.10	5.45	(.48)	(.33)	(.81)	22.00	32.41	362,208.68		1.81	133
September 30, 2023	15.09	.32	2.28	2.60	(.17)	(.16)	(.33)	17.36	17.42	314,891.70		1.89	191
September 30, 2022	21.29	.26	(3.53)	(3.27)	(.40)	(2.53)	(2.93)	15.09	(18.27)	280,296.69		1.42	171
September 30, 2021	17.25	.23	3.96	4.19	(.15)	—	(.15)	21.29	24.41	390,780.68		1.12	168
September 30, 2020	16.16	.25	1.16	1.41	(.32)	—	(.32)	17.25	8.79	353,696.69		1.52	194
Class Y
March 31, 2025**	$21.95	.16	(.46)	(.30)	(.45)	(1.74)	(2.19)	$19.46	(1.49)*	$305,560	.37*	.76*	60*
September 30, 2024	17.32	.34	5.08	5.42	(.46)	(.33)	(.79)	21.95	32.28	291,993.76		1.75	133
September 30, 2023	15.06	.30	2.27	2.57	(.15)	(.16)	(.31)	17.32	17.26	198,604.80		1.80	191
September 30, 2022	21.24	.24	(3.51)	(3.27)	(.38)	(2.53)	(2.91)	15.06	(18.29)	221,391.78		1.32	171
September 30, 2021	17.21	.21	3.95	4.16	(.13)	—	(.13)	21.24	24.27	301,154.77		1.03	168
September 30, 2020	16.12	.23	1.16	1.39	(.30)	—	(.30)	17.21	8.67	271,142.80		1.41	194
*	Not annualized.
**	Unaudited.
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
[c]	Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees, if any.
[d]	Portfolio turnover includes TBA purchase and sale commitments.
[e]	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Dynamic Asset Allocation Growth Fund
57

Notes to financial statements 3/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2024 through March 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Dynamic Asset Allocation Growth Fund (the fund) is a diversified series of Putnam Asset Allocation Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, the fund’s investment manager adjusts portfolio allocations from time to time within a certain range to try to optimize the fund’s performance consistent with its goal. The fund invests mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. The fund’s investment manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests, to a lesser extent, in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund’s investment manager may also select other investments that do not fall within these asset classes. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
Class A	Up to 5.75%	1.00% on certain redemptions of shares bought with no initial sales charge	None
Class C	None	1.00% eliminated after one year	Converts to class A shares after 8 years
Class P Δ	None	None	None
Class R †	None	None	None
Class R5 †	None	None	None
Class R6 †	None	None	None
Class Y †	None	None	None
† Not available to all investors.
Δ Only available to other Putnam funds and other accounts managed by Franklin Advisers or its affiliates.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

58
Dynamic Asset Allocation Growth Fund

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk, for gaining exposure to interest rates, for hedging against changes in values of securities it owns, owned or expects to own, for hedging prepayment risk, for generating additional income for the portfolio, for enhancing returns on securities owned, for enhancing the return on a security owned, for gaining exposure to securities and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

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Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for managing exposure to market risk, for hedging prepayment risk, for hedging interest rate risk, for gaining exposure to interest rates and for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging interest rate risk, for gaining exposure on interest rates and for hedging prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,038,902 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for managing exposure to specific sectors or industries, for managing exposure to specific securities, for gaining exposure to a basket of securities, for gaining exposure to specific markets or countries and for gaining exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for hedging market risk, and for gaining exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may

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enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $2,329,608 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral pledged to the fund which cannot be sold or repledged totaled $110,981 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $722,226 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $638,336 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income,

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net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

As a result of several court cases, in certain countries across the European Union, the fund filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the fund, if any, reduce the amount of foreign taxes fund shareholders can use as tax deductions or credits on their income tax returns.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $2,047,873,541, resulting in gross unrealized appreciation and depreciation of $651,582,914 and $63,669,267, respectively, or net unrealized appreciation of $587,913,647.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Franklin Advisers a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.286% of the fund’s average net assets.

Franklin Advisers has contractually agreed, through January 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management makes investment decisions for such fund assets as may be designated from time to time for its management by Franklin Advisers (the “portfolio management services”) and provides certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Franklin Advisers pays a monthly fee to Putnam Management for its services at the annual rate of 0.25% of the average net asset value of the portion of the fund’s assets managed by Putnam Management. With respect to the other services, Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Franklin Advisers or PIL (prior to November 1, 2024). PAC did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of PAC, Franklin Advisers (and not the fund) would pay a monthly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-advisor.

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. PSERV received fees for investor servicing for class A, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$1,057,269
Class C	74,954
Class P	3,207
Class R	7,835
Class R5	18
Class R6	90,667
Class Y	178,272
Total	$1,412,222

62
Dynamic Asset Allocation Growth Fund

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $22,253 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,834, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Franklin Distributors for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Franklin Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$2,274,105
Class C	1.00%	1.00%	646,923
Class R	1.00%	0.50%	33,899
Total			$2,954,927

For the reporting period, Franklin Distributors, acting as underwriter, received net commissions of $98,308 from the sale of class A shares and received $6,748 in contingent deferred sales charges from redemptions of class C shares.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Franklin Distributors, acting as underwriter, received $839 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,537,228,002	$1,548,517,936
U.S. government securities (Long-term)	—	—
Total	$1,537,228,002	$1,548,517,936

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class A	Shares	Amount	Shares	Amount
Shares sold	2,087,613	$42,665,329	4,635,179	$88,709,364
Shares issued in connection with reinvestment of distributions	8,983,735	174,284,467	3,559,192	63,780,722
	11,071,348	216,949,796	8,194,371	152,490,086
Shares repurchased	(5,647,372)	(115,355,220)	(10,711,307)	(206,197,883)
Net increase (decrease)	5,423,976	$101,594,576	(2,516,936)	$(53,707,797)
	YEAR ENDED 9/30/24 *
Class B	Shares	Amount
Shares sold	1,227	$23,031
Shares issued in connection with reinvestment of distributions	15,349	269,063
	16,576	292,094
Shares repurchased	(635,104)	(12,086,255)
Net decrease	(618,528)	$(11,794,161)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class C	Shares	Amount	Shares	Amount
Shares sold	539,755	$10,043,803	878,828	$15,345,058
Shares issued in connection with reinvestment of distributions	744,515	13,118,357	297,793	4,892,743
	1,284,270	23,162,160	1,176,621	20,237,801
Shares repurchased	(1,326,288)	(24,689,430)	(2,634,210)	(45,956,531)
Net decrease	(42,018)	$(1,527,270)	(1,457,589)	$(25,718,730)

Dynamic Asset Allocation Growth Fund
63

	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class P	Shares	Amount	Shares	Amount
Shares sold	1,088,896	$23,112,562	1,437,603	$29,340,117
Shares issued in connection with reinvestment of distributions	328,890	6,492,298	70,630	1,285,475
	1,417,786	29,604,860	1,508,233	30,625,592
Shares repurchased	(323,206)	(6,604,203)	(522,323)	(10,398,275)
Net increase	1,094,580	$23,000,657	985,910	$20,227,317
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R	Shares	Amount	Shares	Amount
Shares sold	106,973	$2,094,668	119,312	$2,246,057
Shares issued in connection with reinvestment of distributions	69,954	1,315,144	34,143	594,433
	176,927	3,409,812	153,455	2,840,490
Shares repurchased	(113,441)	(2,232,369)	(340,229)	(6,460,250)
Net increase (decrease)	63,486	$1,177,443	(186,774)	$(3,619,760)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R5	Shares	Amount	Shares	Amount
Shares sold	1,125	$23,738	387	$8,451
Shares issued in connection with reinvestment of distributions	91	1,868	4	82
	1,216	25,606	391	8,533
Shares repurchased	(12)	(238)	(46)	(897)
Net increase	1,204	$25,368	345	$7,636
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class R6	Shares	Amount	Shares	Amount
Shares sold	1,721,823	$35,856,304	3,171,367	$61,652,425
Shares issued in connection with reinvestment of distributions	1,813,007	35,825,020	787,110	14,341,140
	3,534,830	71,681,324	3,958,477	75,993,565
Shares repurchased	(2,358,499)	(48,354,956)	(5,631,994)	(109,789,325)
Net increase (decrease)	1,176,331	$23,326,368	(1,673,517)	$(33,795,760)
	SIX MONTHS ENDED 3/31/25		YEAR ENDED 9/30/24
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,206,298	$87,428,860	5,971,528	$118,143,325
Shares issued in connection with reinvestment of distributions	1,480,589	29,212,011	458,630	8,342,472
	5,686,887	116,640,871	6,430,158	126,485,797
Shares repurchased	(3,287,672)	(68,036,669)	(4,595,107)	(88,626,846)
Net increase	2,399,215	$48,604,202	1,835,051	$37,858,951

* Effective September 5, 2024, the fund has terminated its class B shares.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 9/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$139,744,403	$171,504,305	$169,852,143	$3,474,799	$141,396,565
Total Short-term investments	$139,744,403	$171,504,305	$169,852,143	$3,474,799	$141,396,565
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

64
Dynamic Asset Allocation Growth Fund

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$79,000
Written equity option contracts (contract amount)	$79,000
Futures contracts (number of contracts)	2,000
Forward currency contracts (contract amount)	$173,600,000
Centrally cleared interest rate swap contracts (notional)	$163,800,000
OTC total return swap contracts (notional)	$359,500,000
OTC credit default contracts (notional)	$910,000
Centrally cleared credit default contracts (notional)	$77,900,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Credit contracts	Receivables, Net assets — Unrealized appreciation	$1,820,613 *	Payables	$62
Foreign exchange contracts	Receivables	1,053,199	Payables	716,739
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	3,154,418 *	Payables, Net assets — Unrealized depreciation	4,433,318 *
Interest rate contracts	Receivables, Net assets — Unrealized appreciation	1,833,493 *	Payables, Net assets — Unrealized depreciation	376,692 *
Total		$7,861,723		$5,526,811
* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$363,789	$363,789
Foreign exchange contracts	—	—	(1,255,434)	—	$(1,255,434)
Equity contracts	(2,371,941)	(1,187,098)	—	3,327,447	$(231,592)
Interest rate contracts	—	(6,612,820)	—	(371,218)	$(6,984,038)
Total	$(2,371,941)	$(7,799,918)	$(1,255,434)	$3,320,018	$(8,107,275)
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(219,958)	$(219,958)
Foreign exchange contracts	—	—	(118,780)	—	$(118,780)
Equity contracts	2,119,090	(922,862)	—	(524,270)	$671,958
Interest rate contracts	—	1,573,085	—	79,018	$1,652,103
Total	$2,119,090	$650,223	$(118,780)	$(665,210)	$1,985,323

Dynamic Asset Allocation Growth Fund
65

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Goldman Sachs International	HSBC Bank PLC	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$47,458	$—	$—	$—	$—	$—	$—
OTC Total return swap contracts *#	—	2,187,845	—	—	—	709,238	—	—	—
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	62	—	—	—	—
Centrally cleared credit default contracts §	—	—	545,710	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—	—
Forward currency contracts #	21,728	20,673	—	251	—	514,836	11,376	1,123	31,084
Purchased options **#	—	—	—	—	—	—	—	—	10,738
Total Assets	$21,728	$2,208,518	$593,168	$251	$62	$1,224,074	$11,376	$1,123	$41,822
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	—	—
OTC Total return swap contracts *#	—	2,800,778	—	—	—	749,505	—	—	—
OTC Credit default contracts — protection sold *#	62	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	581,725	—	—	—	—	—	—
Futures contracts §	—	—	—	—	—	—	—	—	—
Forward currency contracts #	30,213	43,410	—	26,664	—	373,103	25,993	1,443	44,386
Written options #	—	—	—	—	—	—	—	—	7,061
Total Liabilities	$30,275	$2,844,188	$581,725	$26,664	$—	$1,122,608	$25,993	$1,443	$51,447
Total Financial and Derivative Net Assets	$(8,547)	$(635,670)	$11,443	$(26,413)	$62	$101,466	$(14,617)	$(320)	$(9,625)
Total collateral received (pledged) †##	$(8,547)	$(613,401)	$—	$—	$62	$101,466	$—	$(320)	$—
Net amount	$—	$(22,269)	$11,443	$(26,413)	$—	$—	$(14,617)	$—	$(9,625)
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$60,000	$730,000	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(11,969)	$(613,401)	$—	$—	$—	$—	$—	$(12,966)	$—

66
Dynamic Asset Allocation Growth Fund

	JPMorgan Securities LLC	Morgan Stanley & Co. LLC	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate swap contracts §	$—	$—	$—	$—	$—	$—	$—	$47,458
OTC Total return swap contracts *#	—	—	—	—	—	—	—	2,897,083
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	—
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	62
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	545,710
Futures contracts §	292,265	—	—	—	—	—	—	292,265
Forward currency contracts #	—	—	112,253	92,480	126,353	114,959	6,083	1,053,199
Purchased options **#	—	—	—	—	—	—	—	10,738
Total Assets	$292,265	$—	$112,253	$92,480	$126,353	$114,959	$6,083	$4,846,515
Liabilities:
Centrally cleared interest rate swap contracts §	—	—	—	—	—	—	—	—
OTC Total return swap contracts *#	—	—	—	—	—	—	—	3,550,283
OTC Credit default contracts — protection sold *#	—	—	—	—	—	—	—	62
OTC Credit default contracts — protection purchased *#	—	—	—	—	—	—	—	—
Centrally cleared credit default contracts §	—	—	—	—	—	—	—	581,725
Futures contracts §	373,740	—	—	—	—	—	—	373,740
Forward currency contracts #	—	—	34,361	119,514	698	16,954	—	716,739
Written options #	—	—	—	—	—	—	—	7,061
Total Liabilities	$373,740	$—	$34,361	$119,514	$698	$16,954	$—	$5,229,610
Total Financial and Derivative Net Assets	$(81,475)	$—	$77,892	$(27,034)	$125,655	$98,005	$6,083	$(383,095)
Total collateral received (pledged) †##	$—	$—	$77,892	$—	$120,000	$98,005	$—
Net amount	$(81,475)	$—	$—	$(27,034)	$5,655	$—	$6,083
Controlled collateral received (including TBA commitments) **	$17,000	$—	$160,000	$—	$120,000	$—	$—	$1,087,000
Uncontrolled collateral received	$—	$—	$—	$—	$—	$110,981	$—	$110,981
Collateral (pledged) (including TBA commitments) **	$—	$(142,628)	$—	$—	$—	$—	$—	$(780,964)
*	Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $3,614,408 and $3,368,510, respectively.

Note 10: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Note 11: New accounting pronouncement

In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023–09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures . The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.

Dynamic Asset Allocation Growth Fund
67

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

68
Dynamic Asset Allocation Growth Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on January 24, 2025, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the Management Contract between Franklin Advisers, Inc. (“Franklin Advisers”) and your fund’s wholly-owned subsidiary (the “Subsidiary”) and Sub-Advisory Agreements between Franklin Advisers and each of Putnam Investment Management, LLC (“Putnam Management”), Franklin Templeton Investment Management Limited (“FTIML”), and The Putnam Advisory Company, LLC (“PAC”) with respect to the Subsidiary (collectively, the “Subsidiary Agreements”). Franklin Advisers, FTIML and PAC are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML and PAC are affiliates of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML and PAC, the Trustees did not attempt to evaluate FTIML and PAC as separate entities.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the Subsidiary Agreements. At its January 2025 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. In connection with the foregoing, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the Subsidiary Agreements

In connection with the Trustees’ approval of the Subsidiary Agreements, the Trustees considered the investment management services that each of Franklin Advisers, Putnam Management, FTIML and PAC would provide to the Subsidiary and the fee waivers that would be in place with respect to assets invested in the Subsidiary. In addition, the Trustees took into account their considerations in June 2024 with respect to their approval of the Fund’s Management Contract with Franklin Advisers and their considerations in September 2024 with respect to their approval of the Sub-Advisory Agreement between Franklin Advisers and FTIML and the Sub-Advisory Contract between Franklin Advisers and PAC, each with respect to the Fund.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the Subsidiary Agreements represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the Subsidiary Agreements for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Dynamic Asset Allocation Growth Fund
69

© 2025 Franklin Templeton. All rights reserved.	38952-SFSOI 5/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: May 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: May 28, 2025